UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders

Integrity Dividend Harvest Fund Class A / IDIVX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.95%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 29.99%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	29.99	15.06	11.62
Class A with sales charge	23.47	13.88	11.05
S&P 500 TR Index	19.56	12.86	15.08
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.63

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 1

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate @ NAV	2.63%
Beta	0.66
30-Day SEC Yield (IDIVX)	2.15%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 2

Integrity Dividend Harvest Fund Class C / IDHCX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.70%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 28.96%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class C without sales charge	28.96	14.19	10.79
Class C with sales charge	27.96	14.19	10.79
S&P 500 TR Index	19.56	12.86	15.08
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.63

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 3

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate	1.93%
Beta	0.66
30-Day SEC Yield (IDHCX)	1.58%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 4

Integrity Dividend Harvest Fund Class I / IDHIX	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.70%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 30.28%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	30.28	15.35	11.96
S&P 500 TR Index	19.56	12.86	15.09
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.67
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 5

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate	2.87%
Beta	0.66
30-Day SEC Yield (IDHIX)	2.50%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 6

Integrity Dividend Summit Fund Class A / APAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	0.99%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 28.99%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	Inception^
Class A without sales charge	28.99	15.41
Class A with sales charge	22.53	13.60
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 7

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 8

Integrity Dividend Summit Fund Class C / CPAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.74%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 27.80%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	Inception^
Class C without sales charge	27.80	14.93
Class C with sales charge	26.80	14.93
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 9

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 10

Integrity Dividend Summit Fund Class I / IPAYX	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.74%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 29.04%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	Inception^
Class I	29.04	15.50
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 11

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 12

Integrity Growth & Income Fund Class A / IGIAX	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.24%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 30.98%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	30.98	13.42	15.04
Class A with sales charge	24.43	12.26	14.45
S&P 500 TR Index	19.56	12.86	15.08

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 13

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 14

Integrity Growth & Income Fund Class C / IGIUX	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.99%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 30.02%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class C without sales charge	30.02	12.57	14.30
Class C with sales charge	29.02	12.57	14.30
S&P 500 TR Index	19.56	12.86	15.08

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 15

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 16

Integrity Growth & Income Fund Class I / IGIVX	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.99%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 31.31%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	31.31	13.71	15.36
S&P 500 TR Index	19.56	12.86	15.09
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 17

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 18

Integrity High Income Fund Class A / IHFAX	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund's Class A shares returned 4.68%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	4.68	3.67	5.07
Class A with sales charge	0.21	2.77	4.63
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.51

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 19

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3

Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 20

Integrity High Income Fund Class C / IHFCX	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.84%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 3.90%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class C without sales charge	3.90	2.85	4.28
Class C with sales charge	2.91	2.85	4.28
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.51

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 21

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3

Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 22

Integrity High Income Fund Class I / IHFIX	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.84%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 4.80%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	4.80	3.90	5.34
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.37
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.50
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 23

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3

Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 24

Integrity Mid-North American Resources Fund Class A / ICPAX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.50%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 35.85%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	35.85	20.02	7.20
Class A with sales charge	29.11	18.77	6.65
S&P 1500 TR Index	19.97	12.48	14.72
S&P 1500 Energy TR Index	41.88	23.67	9.68

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 25

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 26

Integrity Mid-North American Resources Fund Class C / ICPUX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.00%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 35.35%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class C without sales charge	35.35	19.42	6.67
Class C with sales charge	34.35	19.42	6.67
S&P 1500 TR Index	19.97	12.48	14.72
S&P 1500 Energy TR Index	41.88	23.67	9.68

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 27

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 28

Integrity Mid-North American Resources Fund Class I / ICWIX	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.00%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund's Class I shares returned 36.69%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve ("the Fed") reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed's rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	36.69	20.65	8.15
S&P 1500 TR Index	19.97	12.48	14.73
S&P 1500 Energy TR Index	41.88	23.67	10.05
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 29

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 30

Integrity Short Term Government Fund Class A / MDSAX	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 5.23%.
•	In comparison, the ICE BofA 1–3 Year U.S. Treasury Index (the Benchmark) returned 3.15% for the same period.
What affected the Fund’s performance?
•	Fixed income markets experienced shifting Federal Reserve ("the Fed") expectations and significant changes in the shape of the Treasury yield curve during the 12 month period. The Fed reduced policy rates during the latter part of 2025, while persistent inflation and resilient economic activity subsequently led markets to reassess the pace and extent of additional easing in 2026. Geopolitical uncertainty also contributed to higher rate volatility, particularly during the first quarter of 2026. The Fund’s short-duration profile helped limit sensitivity to these fluctuations while allowing the portfolio to benefit from attractive front-end income.
•	The Fund’s exposure to Agency mortgage-backed securities contributed positively to performance and relative returns. The sector benefited from attractive yields relative to comparable-duration Treasuries, favorable supply and demand technicals, and generally slower prepayment activity. The Fund’s emphasis on seasoned collateral, specified pools, and securities with favorable prepayment characteristics supported income generation and security selection. Agency MBS also benefited at times from lower interest-rate volatility and strong institutional demand.
•	The Fund maintained a moderately longer duration than the Benchmark, while continuing to emphasize short- and intermediate-duration securities. This positioning allowed the portfolio to earn incremental carry without assuming significant long-term interest-rate exposure. Active management of duration and the yield curve also helped navigate periods of both falling rates and the subsequent backup in Treasury yields during 2026.
•	Income was the primary driver of the Fund’s return, supported by a portfolio yield that generally exceeded that of the Benchmark. The combination of higher income, Agency MBS exposure, and security selection enabled the Fund to outperform the 1–3 Year Treasury Index by approximately 2.08 percentage points over the 12 month period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class A without sales charge	5.23	2.42	2.18
Class A with sales charge	3.11	2.01	1.86
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	0.65
ICE BofA 1-3 Year U.S. Treasury Index	3.15	1.94	1.96
^Inception Date of 1/17/2020

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 31

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$35
Number of Holdings	169
Net Advisory Fee Paid	$4K
Annual Portfolio Turnover	84%

   What did the Fund invest in?

    (as of July 31, 2026)

Assets	% Net Assets
Mortgage Backed Securities	96.1
Cash Equivalents and Other	2.8
U.S. Government Treasury Bills	1.1

Top 10 Holdings	% Net Assets
Freddie Mac Pool, 5.5000% 12/01/2050	2.60
Fannie Mae Pool, 5.0000% 10/01/2050	2.34
Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051	2.09
Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%)*	2.06
Government National Mortgage Association, 1.20382% 08/16/2063	1.83
Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055	1.79
Government National Mortgage Association, 0.97478% 12/16/2062	1.78
Freddie Mac Pool, 5.0000% 03/01/2051	1.63
Fannie Mae Pool, 5.0000% 01/01/2056	1.62
Government National Mortgage Association, 0.57524% 08/16/2067	1.46

*H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026 Page 32

Integrity Short Term Government Fund Class I / MDSIX	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT The Integrity Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 5.49%.
In comparison, the ICE BofA 1–3 Year U.S. Treasury Index (the Benchmark) returned 3.15% for the same period.

What affected the Fund’s performance?

•	Fixed income markets experienced shifting Federal Reserve ("the Fed") expectations and significant changes in the shape of the Treasury yield curve during the 12 month period. The Fed reduced policy rates during the latter part of 2025, while persistent inflation and resilient economic activity subsequently led markets to reassess the pace and extent of additional easing in 2026. Geopolitical uncertainty also contributed to higher rate volatility, particularly during the first quarter of 2026. The Fund’s short-duration profile helped limit sensitivity to these fluctuations while allowing the portfolio to benefit from attractive front-end income.
•	The Fund’s exposure to Agency mortgage-backed securities contributed positively to performance and relative returns. The sector benefited from attractive yields relative to comparable-duration Treasuries, favorable supply and demand technicals, and generally slower prepayment activity. The Fund’s emphasis on seasoned collateral, specified pools, and securities with favorable prepayment characteristics supported income generation and security selection. Agency MBS also benefited at times from lower interest-rate volatility and strong institutional demand.
•	The Fund maintained a moderately longer duration than the Benchmark, while continuing to emphasize short- and intermediate-duration securities. This positioning allowed the portfolio to earn incremental carry without assuming significant long-term interest-rate exposure. Active management of duration and the yield curve also helped navigate periods of both falling rates and the subsequent backup in Treasury yields during 2026.
•	Income was the primary driver of the Fund’s return, supported by a portfolio yield that generally exceeded that of the Benchmark. The combination of higher income, Agency MBS exposure, and security selection enabled the Fund to outperform the 1–3 Year Treasury Index by approximately 2.34 percentage points over the 12 month period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class I	5.49	2.66	2.20
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
ICE BofA 1-3 Year U.S. Treasury Index	3.15	1.94	1.79

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Integrity Funds | July 31, 2026 Page 33

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$35
Number of Holdings	169
Net Advisory Fee Paid	$4K
Annual Portfolio Turnover	84%

   What did the Fund invest in?

    (as of July 31, 2026)

Assets	% Net Assets
Mortgage Backed Securities	96.1
Cash Equivalents and Other	2.8
U.S. Government Treasury Bills	1.1

Top 10 Holdings	% Net Assets
Freddie Mac Pool, 5.5000% 12/01/2050	2.60
Fannie Mae Pool, 5.0000% 10/01/2050	2.34
Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051	2.09
Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%)*	2.06
Government National Mortgage Association, 1.20382% 08/16/2063	1.83
Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055	1.79
Government National Mortgage Association, 0.97478% 12/16/2062	1.78
Freddie Mac Pool, 5.0000% 03/01/2051	1.63
Fannie Mae Pool, 5.0000% 01/01/2056	1.62
Government National Mortgage Association, 0.57524% 08/16/2067	1.46

*H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | July 31, 2026

Item 2. Code of Ethics

As of the end of the period covered by this report, The Integrity Funds (herein referred to as the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $122,686 for the year ended July 31, 2026 and $126,157 for the year ended July 31, 2025.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2026 and $0 for the year ended July 31, 2025.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $18,280 for the year ended July 31, 2026 and $15,275 for the year ended July 31, 2025. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: Other fees include: (1) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2025 fiscal year-end for a fee of $3,250, (2) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2020 to December 31, 2024 for a fee of $9,000, (3) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2026 fiscal year-end for a fee of $3,250, and (4) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2025 to December 31, 2025 for a fee of $8,000.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

100% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

(j)	Not applicable.

The Integrity Funds | July 31, 2026

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

See Item 7.

The Integrity Funds | July 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Integrity Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Integrity Funds comprising the funds listed below (the “Funds”) as of July 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Integrity Dividend Harvest Fund, Integrity Growth & Income Fund, Integrity High Income Fund, Integrity Mid-North American Resources Fund, and Integrity Short Term Government Fund	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, 2024, 2023, and 2022
Integrity Dividend Summit Fund	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, 2024, and the period from May 1, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

September 25, 2026

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity Dividend Harvest Fund

		Fair
	Shares	Value
COMMON STOCKS (97.6%)

Communication Services (4.6%)
AT&T INC	580,000	$13,485,000
T MOBILE US INC	30,000	5,181,300
ARRAY DIGITAL INFRASTRUCTURE INC	60,000	2,090,400
VERIZON COMMUNICATIONS INC	350,000	16,383,500
		37,140,200
Consumer Discretionary (6.0%)
BEST BUY CO INC	100,000	8,626,000
GENUINE PARTS CO	160,000	19,899,200
HOME DEPOT INC/THE	22,000	7,303,120
MCDONALD'S CORP	25,000	6,766,000
STARBUCKS CORP	52,000	5,473,000
		48,067,320
Consumer Staples (13.2%)
ALTRIA GROUP INC	190,000	12,982,700
BRITISH AMERICAN TOBACCO PLC ADR	220,000	13,343,000
COCA COLA CO/THE	135,000	11,824,650
KIMBERLY CLARK CORP	132,000	14,428,920
MCCORMICK & CO INC/MD	330,000	16,797,000
PEPSICO INC	140,000	19,538,400
PHILIP MORRIS INTERNATIONAL INC	30,000	5,724,600
PROCTER & GAMBLE CO/THE	80,000	11,559,200
		106,198,470
Energy (15.9%)
EXPAND ENERGY CORP	50,000	4,701,500
CHEVRON CORP	156,000	30,705,480
DEVON ENERGY CORP	100,000	4,513,000
EXXONMOBIL HOLDINGS CORP	40,000	6,217,600
PHILLIPS 66	50,000	10,584,000
SHELL PLC ADR	132,000	12,141,360
TC ENERGY CORP	350,000	23,600,500
WILLIAMS COS INC/THE	280,000	20,031,200
TOTALENERGIES SE	150,000	13,179,000
TEEKAY CORP LTD	230,000	2,679,500
		128,353,140
Financials (17.1%)
ALLSTATE CORP/THE	35,000	9,242,800
AMERICAN FINANCIAL GROUP INC/OH	108,000	15,305,760
BANK OF AMERICA CORP	230,000	14,248,500
BLACKROCK INC	8,000	8,723,120
CITIGROUP INC	98,000	12,980,100
FIFTH THIRD BANCORP	270,000	15,255,000
JPMORGAN CHASE & CO	32,000	11,257,280
MORGAN STANLEY	95,000	19,989,900
OLD REPUBLIC INTERNATIONAL CORP	200,000	8,642,000
PRUDENTIAL FINANCIAL INC	130,000	15,870,400
UNUM GROUP	70,000	6,027,700
		137,542,560

The Integrity Funds | July 31, 2026

Health Care (12.7%)
ABBVIE INC	110,000	27,603,400
BRISTOL MYERS SQUIBB CO	430,000	28,083,300
ELI LILLY & CO	11,000	12,637,240
MERCK & CO INC	100,000	13,020,000
NOVO NORDISK A/S ADR	270,000	12,711,600
PFIZER INC	320,000	8,003,200
		102,058,740
Industrials (3.1%)
ILLINOIS TOOL WORKS INC	17,000	4,878,150
LOCKHEED MARTIN CORP	13,000	7,575,620
PAYCHEX INC	60,000	7,010,400
UNITED PARCEL SERVICE INC	55,000	5,732,100
		25,196,270
Information Technology (15.5%)
BROADCOM INC	103,000	40,095,840
CORNING INC	130,000	17,972,500
DELL TECHNOLOGIES INC	39,000	15,809,430
HEWLETT PACKARD ENTERPRISE CO	500,000	23,950,000
INTERNATIONAL BUSINESS MACHINES CORP	50,000	11,182,500
QUALCOMM INC	50,000	7,380,500
TEXAS INSTRUMENTS INC	32,000	8,823,680
		125,214,450
Materials (1.1%)
EASTMAN CHEMICAL CO	130,000	9,093,500
		9,093,500
Utilities (8.4%)
ENTERGY CORP	147,000	15,820,140
EVERGY INC	100,000	8,301,000
NEXTERA ENERGY INC	250,000	21,730,000
SPIRE INC	60,000	4,791,600
XCEL ENERGY INC	210,000	16,422,000
		67,064,740

TOTAL INVESTMENTS (Cost $602,503,203)		$785,929,390
OTHER ASSETS LESS LIABILITIES (2.4%)		$19,588,760
NET ASSETS (100.0%)		$805,518,150

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity Dividend Summit Fund

		Fair
	Shares	Value
COMMON STOCKS (94.1%)

Communication Services (7.3%)
AT&T INC	15,000	$348,750
ARRAY DIGITAL INFRASTRUCTURE INC	2,800	97,552
VERIZON COMMUNICATIONS INC	17,000	795,770
		1,242,072
Consumer Discretionary (4.1%)
BEST BUY CO INC	6,000	517,560
BUCKLE INC/THE	4,000	175,080
		692,640
Consumer Staples (15.2%)
ALTRIA GROUP INC	12,000	819,960
BRITISH AMERICAN TOBACCO PLC ADR	10,000	606,500
KIMBERLY CLARK CORP	7,000	765,170
MCCORMICK & CO INC/MD	8,000	407,200
		2,598,830
Energy (18.3%)
CHEVRON CORP	2,500	492,075
DIVERSIFIED ENERGY COMPANY	15,000	201,900
ENBRIDGE INC ADR	6,000	326,760
PERMIAN RESOURCES CORP	11,000	234,410
SOUTH BOW CORP ADR	12,000	445,200
NOBLE CORP PLC	10,000	424,000
DORIAN LPG LTD	21,000	995,820
		3,120,165
Financials (17.0%)
AMERICAN FINANCIAL GROUP INC/OH	3,000	425,160
ING GROEP NV ADR	10,000	349,300
PRUDENTIAL FINANCIAL INC	5,000	610,400
REGIONS FINANCIAL CORP	12,000	371,400
TRUIST FINANCIAL CORP	12,000	622,080
UBS GROUP AG	10,000	527,400
		2,905,740
Health Care (12.1%)
BRISTOL MYERS SQUIBB CO	13,000	849,030
PFIZER INC	18,000	450,180
SANOFI SA ADR	18,000	775,440
		2,074,650
Industrials (2.4%)
UNITED PARCEL SERVICE INC	4,000	416,880
		416,880
Information Technology (4.0%)
BROADCOM INC	1,000	389,280
QUALCOMM INC	2,000	295,220
		684,500
Materials (4.3%)
BHP GROUP LTD ADR	3,000	253,470
RIO TINTO PLC ADR	3,000	290,550
LYONDELLBASELL INDUSTRIES NV	3,000	186,240
		730,260

The Integrity Funds | July 31, 2026

Utilities (9.4%)
DOMINION RESOURCES INC/VA	3,500	242,095
EVERSOURCE ENERGY	4,000	286,360
NRG ENERGY INC	1,500	201,435
NATIONAL GRID PLC ADR	5,000	399,850
NEXTERA ENERGY INC	2,300	199,916
PORTLAND GENERAL ELECTRIC CO	5,500	271,315
		1,600,971

TOTAL INVESTMENTS (COST: $13,817,800)		$16,066,708
OTHER ASSETS LESS LIABILITIES (5.9%)		$1,016,019
NET ASSETS (100.0%)		$17,082,727

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity Growth & Income Fund

		Fair
	Shares	Value
COMMON STOCKS (89.7%)

Communication Services (5.2%)
AT&T INC	65,000	$1,511,250
ALPHABET INC	18,000	6,410,340
		7,921,590
Consumer Discretionary (2.7%)
HOME DEPOT INC/THE	6,000	1,991,760
LOWE'S COS INC	10,000	2,078,100
		4,069,860
Consumer Staples (4.3%)
KIMBERLY CLARK CORP	21,000	2,295,510
PEPSICO INC	11,000	1,535,160
TARGET CORP	18,000	2,600,820
		6,431,490
Energy (1.6%)
KINDER MORGAN INC/DE	75,000	2,413,500
		2,413,500
Financials (13.4%)
BANK OF AMERICA CORP	30,000	1,858,500
JPMORGAN CHASE & CO	12,000	4,221,480
MASTERCARD INC	7,000	4,011,700
PNC FINANCIAL SERVICES GROUP INC/THE	10,000	2,498,700
S&P GLOBAL INC	5,000	2,059,650
VISA INC	15,000	5,491,950
		20,141,980
Health Care (4.7%)
*EDWARDS LIFESCIENCES CORP	20,000	1,721,400
THERMO FISHER SCIENTIFIC INC	5,000	2,871,500
UNITEDHEALTH GROUP INC	6,000	2,486,400
		7,079,300
Industrials (10.8%)
CATERPILLAR INC	4,000	3,259,240
DEERE & CO	5,000	2,963,350
FEDEX CORP	7,000	2,151,800
WASTE MANAGEMENT INC	13,000	2,945,150
TRANE TECHNOLOGIES PLC	11,000	5,004,450
		16,323,990
Information Technology (41.0%)
*ADVANCED MICRO DEVICES INC	15,000	7,142,250
APPLE INC	21,000	6,487,110
BROADCOM INC	14,000	5,449,920
CISCO SYSTEMS INC	15,000	1,739,850
*CLOUDFLARE INC	21,000	5,858,580
*DIGITALOCEAN HOLDINGS INC	60,000	7,050,000
INTUIT INC	5,000	1,580,350
KLA TENCOR CORP	25,000	4,570,500
LAM RESEARCH CORP	16,000	4,688,320
MICROSOFT CORP	6,000	2,788,320
NVIDIA CORP	35,000	7,026,250
*PALO ALTO NETWORKS INC	13,203	4,381,151
QUALCOMM INC	20,000	2,952,200
		61,714,801

The Integrity Funds | July 31, 2026

Materials (2.2%)
AIR PRODUCTS & CHEMICALS INC	11,000	3,243,790
		3,243,790
Utilities (3.8%)
EXELON CORP	60,000	2,749,200
NEXTERA ENERGY INC	35,000	3,042,200
		5,791,400

TOTAL INVESTMENTS (COST $58,548,735)		$135,131,701
OTHER ASSETS LESS LIABILITIES (10.3%)		$15,514,178
NET ASSETS (100.0%)		$150,645,879

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity High Income Fund

	Principal	Fair
	Amount	Value
CORPORATE BONDS (92.3%)
Communication Services (18.4%)
AP CORE HOLDINGS II LLC 144A 11.000% 05/15/2031 CALLABLE @ 105.500 05/15/2027	36,000	$37,574
ALTICE FRANCE SA 144A 6.875% 10/15/2030 CALLABLE @ 101.000 10/01/2026	156,439	152,729
ALTICE FRANCE SA 144A 6.500% 04/15/2032 CALLABLE @ 101.000 10/01/2026	30,000	29,033
ALTICE FRANCE SA 144A 6.875% 07/15/2032 CALLABLE @ 100.000 10/15/2026	55,000	53,393
APLD COMPUTECO 2 LLC 144A 6.750% 03/15/2031 CALLABLE @ 103.375 03/15/2028	67,000	65,514
ARCHES BUYER INC 144A 4.250% 06/01/2028	85,000	82,287
ARCHES BUYER INC 144A 6.125% 12/01/2028	17,000	16,624
#ARCHES BUYER, INC. 144A 9.000% 08/15/2031 CALLABLE @ 104.500 08/15/2028	37,000	37,232
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.125% 05/01/2027	15,000	14,969
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.750% 03/01/2030 CALLABLE @ 100.792 09/01/2026	684,000	639,090
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.500% 08/15/2030 CALLABLE @ 100.750 02/15/2027	606,000	552,935
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 4.250% 02/01/2031 CALLABLE @ 100.708 07/01/2027	346,000	306,286
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 4.500% 05/01/2032 CALLABLE @ 101.125 05/01/2027	43,000	37,084
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP. 144A 4.750% 02/01/2032 CALLABLE @ 102.375 02/01/2027	93,000	81,208
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP. 144A 7.375% 03/01/2031 CALLABLE @ 101.844 03/01/2027	119,000	118,488
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 7.000% 02/01/2033 CALLABLE @ 103.500 02/01/2029	46,000	44,070
CSC HOLDINGS LLC 144A 6.500% 02/01/2029 CALLABLE @ 100.000 02/01/2027	400,000	226,470
CSC HOLDINGS LLC 144A 5.750% 01/15/2030 CALLABLE @ 100.958 01/15/2027	200,000	42,000
CIPHER COMPUTE LLC 144A 7.125% 11/15/2030 CALLABLE @ 103.563 11/15/2027	34,000	34,678
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.750% 04/15/2028	124,000	124,193
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.500% 06/01/2029	188,000	188,294
CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.125% 02/15/2031 CALLABLE @ 103.563 08/15/2027	160,000	165,025
CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.500% 03/15/2033 CALLABLE @ 103.750 09/15/2028	77,000	80,707
CONNECT HOLDING II LLC 144A 10.500% 04/03/2031 CALLABLE @ 100.000 12/24/2027	84,000	82,255
DIRECTV HOLDINGS LLC/DIRECTV FINANCING CO., INC. 144A 5.875% 08/15/2027 CALLABLE @ 100.000 08/15/2026	21,000	20,947
DISCOVERY COMMUNICATIONS LLC 5.000% 09/20/2037 CALLABLE @ 100.000 03/20/2037	15,000	10,987
(2)(3)DISH DBS CORP 144A 5.250% 12/01/2026	350,000	348,250
(2)(3)DISH DBS CORP 144A 5.750% 12/01/2028 CALLABLE @ 100.000 12/01/2027	65,000	62,793
DISCOVERY GLOBAL HOLDINGS, INC. 4.279% 03/15/2032 CALLABLE @ 100.000 12/15/2031	73,000	64,605
DISCOVERY GLOBAL HOLDINGS, INC. 5.050% 03/15/2042 CALLABLE @ 100.000 09/15/2041	45,000	30,825
ECHOSTAR CORP 6.750% 11/30/2030 CALLABLE @ 102.000 11/30/2026	50,829	51,551
ECHOSTAR CORP 10.750% 11/30/2029 CALLABLE @ 105.375 11/30/2026	80,000	86,536
VENTURE GLOBAL CALCASIEU PASS LLC 144A 7.500% 04/30/2031 CALLABLE @ 103.750 04/30/2028	45,000	42,643
ELK GROVE VILLAGE PROPERTY LLC 144A 7.500% 06/15/2031 CALLABLE @ 103.750 06/15/2028	12,000	11,514
GCI LLC 144A 4.750% 10/15/2028	176,000	172,371
GRAY MEDIA INC 144A 5.375% 11/15/2031 CALLABLE @ 102.688 11/15/2026	128,000	93,817
GRAY MEDIA INC 144A 4.750% 10/15/2030 CALLABLE @ 101.583 10/15/2026	53,000	40,951
GRAY MEDIA INC 144A 10.500% 07/15/2029 CALLABLE @ 102.625 07/15/2027	146,000	153,965
GRAY MEDIA, INC. 144A 7.250% 08/15/2033 CALLABLE @ 103.625 08/15/2028	93,000	91,981

The Integrity Funds | July 31, 2026

HUGHES SATELLITE SYSTEMS CORP 6.625% 08/01/2026	20,000	8,503
IHEARTCOMMUNICATIONS INC 144A 9.125% 05/01/2029 CALLABLE @ 103.000 12/20/2026	300,251	278,256
IHEARTCOMMUNICATIONS INC 144A 10.875% 05/01/2030 CALLABLE @ 105.438 12/20/2026	192,587	147,136
IHEARTCOMMUNICATIONS INC 144A 7.750% 08/15/2030 CALLABLE @ 105.813 12/20/2026	107,293	94,106
LEVEL 3 FINANCING, INC. 144A 6.875% 06/30/2033 CALLABLE @ 103.438 06/30/2028	98,000	99,137
LEVEL 3 FINANCING INC 144A 7.000% 03/31/2034 CALLABLE @ 103.500 08/31/2028	89,265	90,799
LUMEN TECHNOLOGIES INC 144A 5.375% 06/15/2029	70,000	66,938
MCGRAW-HILL EDUCATION INC 144A 5.750% 08/01/2028 CALLABLE @ 100.000 08/01/2026	57,000	56,525
MERIDIAN ARC HOLDCO LLC 144A 6.250% 04/30/2031 CALLABLE @ 103.125 04/30/2028	140,000	134,569
STAGWELL GLOBAL LLC 144A 5.625% 08/15/2029 CALLABLE @ 100.000 08/15/2026	113,000	109,880
MIDCONTINENT COMMUNICATIONS 144A 8.000% 08/15/2032 CALLABLE @ 104.000 08/15/2027	70,000	59,452
NEWS CORP 144A 5.125% 02/15/2032 CALLABLE @ 102.563 02/15/2027	40,000	38,471
NEXSTAR MEDIA INC 144A 4.750% 11/01/2028	65,000	63,732
NEXSTAR MEDIA, INC. 144A 7.250% 04/15/2034 CALLABLE @ 103.625 04/15/2029	181,000	181,392
NEXSTAR MEDIA, INC. 144A 6.500% 09/15/2033 CALLABLE @ 103.250 03/15/2029	267,000	265,666
OAK-EAGLE ACQUIRECO, INC. 144A 7.250% 07/01/2033 CALLABLE @ 103.625 07/01/2029	39,000	40,408
OAK-EAGLE ACQUIRECO, INC. 144A 8.750% 07/01/2034 CALLABLE @ 104.375 07/01/2029	41,000	43,195
OUTFRONT MEDIA CAPITAL LLC 144A 4.625% 03/15/2030 CALLABLE @ 100.771 03/15/2027	15,000	14,487
OUTFRONT MEDIA CAPITAL LLC 144A 4.250% 01/15/2029	13,000	12,632
OUTFRONT MEDIA CAPITAL LLC 144A 7.375% 02/15/2031 CALLABLE @ 103.688 11/15/2026	77,000	79,653
OUTFRONT MEDIA CAPITAL LLC / OUTFRONT MEDIA 144A 6.000% 06/15/2034 CALLABLE @ 103.000 06/15/2029	16,000	15,785
PR RNO PROPERTY OWNER 1 LLC 144A 6.500% 05/01/2031 CALLABLE @ 103.250 05/01/2028	151,000	141,971
PHOTO HOLDINGS LLC 144A 12.000% 07/01/2031 CALLABLE @ 106.000 07/01/2028	88,000	90,662
SV RNO PROPERTY OWNER 1 LLC 144A 5.875% 03/01/2031 CALLABLE @ 102.938 03/01/2028	95,000	88,098
SINCLAIR TELEVISION GROUP INC 144A 8.125% 02/15/2033 CALLABLE @ 104.063 02/15/2028	58,000	59,477
SIRIUS XM RADIO LLC 144A 5.875% 04/15/2032 CALLABLE @ 102.938 04/15/2029	49,000	48,082
SIRIUS XM RADIO LLC 144A 5.000% 08/01/2027	87,000	86,877
SIRIUS XM RADIO LLC 144A 5.500% 07/01/2029 CALLABLE @ 100.000 07/01/2027	160,000	159,227
SIRIUS XM RADIO LLC 144A 4.125% 07/01/2030 CALLABLE @ 100.688 07/01/2027	33,000	30,856
SIRIUS XM RADIO LLC 144A 4.000% 07/15/2028	150,000	145,865
SIRIUS XM RADIO LLC 144A 3.875% 09/01/2031 CALLABLE @ 101.938 09/01/2026	70,000	63,163
SNAP INC 144A 6.875% 03/01/2033 CALLABLE @ 103.438 03/01/2028	22,000	21,517
STINGRAY COMPUTE LLC 144A 6.000% 06/15/2031 CALLABLE @ 103.000 06/15/2028	23,000	22,424
TELECOM ITALIA CAPITAL SA 6.375% 11/15/2033	12,000	12,350
UNIVISION COMMUNICATIONS INC 144A 7.375% 06/30/2030 CALLABLE @ 100.000 06/30/2027	65,000	64,724
UNIVISION COMMUNICATIONS, INC. 144A 8.500% 07/31/2031 CALLABLE @ 104.250 07/31/2027	3,000	2,993
UNIVISION COMMUNICATIONS INC 144A 9.375% 08/01/2032 CALLABLE @ 104.688 08/01/2028	53,000	52,939
UNIVISION COMMUNICATIONS, INC. 144A 8.875% 04/15/2033 CALLABLE @ 104.438 04/15/2029	32,000	30,995
VIASAT, INC. 144A 7.500% 05/30/2031 CALLABLE @ 101.875 05/30/2027	27,000	27,010
WULF COMPUTE LLC 144A 7.750% 10/15/2030 CALLABLE @ 103.875 10/15/2027	95,000	98,675
XPO INC 144A 6.250% 06/01/2028 CALLABLE @ 100.000 06/01/2027	45,000	45,338
YONDR JK 1 LLC 144A 6.875% 06/30/2031 CALLABLE @ 103.438 06/30/2028	22,000	20,908
		7,710,747
Consumer Discretionary (18.7%)
ACCO BRANDS CORP 144A 4.250% 03/15/2029	110,000	103,670
ACUSHNET CO. 144A 5.625% 12/01/2033 CALLABLE @ 102.813 12/01/2028	10,000	9,794
ADIENT GLOBAL HOLDINGS LTD 144A 7.000% 04/15/2028 CALLABLE @ 100.000 04/15/2027	3,000	3,045
ADIENT GLOBAL HOLDINGS LTD 144A 8.250% 04/15/2031 CALLABLE @ 102.063 04/15/2027	177,000	184,041
ADIENT GLOBAL HOLDINGS LTD 144A 7.500% 02/15/2033 CALLABLE @ 103.750 02/15/2028	63,000	65,012
AMERICAN AXLE & MANUFACTURING INC 6.875% 07/01/2028	27,000	27,000
ASBURY AUTOMOTIVE GROUP INC 4.500% 03/01/2028	87,000	86,046
ASBURY AUTOMOTIVE GROUP INC 4.750% 03/01/2030 CALLABLE @ 100.792 03/01/2027	11,000	10,675
ASBURY AUTOMOTIVE GROUP INC 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	20,000	19,397
AVIS BUDGET CAR RENTAL LLC 144A 5.750% 07/15/2027	24,000	24,005
AVIS BUDGET CAR RENTAL LLC 144A 5.375% 03/01/2029	100,000	97,351
AVIS BUDGET CAR RENTAL LLC 144A 4.750% 04/01/2028	50,000	49,195
AVIS BUDGET CAR RENTAL LLC 144A 8.000% 02/15/2031 CALLABLE @ 104.000 11/15/2026	9,000	8,986
AVIS BUDGET CAR RENTAL LLC 144A 8.250% 01/15/2030 CALLABLE @ 102.063 01/15/2027	107,000	108,597

The Integrity Funds | July 31, 2026

AVIS BUDGET CAR RENTAL LLC / AVIS BUDGET FINANCE, 144A 8.375% 06/15/2032 CALLABLE @ 104.188 06/15/2028	51,000	50,755
BOYNE USA INC 144A 4.750% 05/15/2029	86,000	83,662
BUILDERS FIRSTSOURCE INC 144A 5.000% 03/01/2030 CALLABLE @ 100.833 03/01/2027	14,000	13,569
BUILDERS FIRSTSOURCE INC 144A 4.250% 02/01/2032 CALLABLE @ 102.125 08/01/2026	94,000	85,509
BUILDERS FIRSTSOURCE INC 144A 6.375% 06/15/2032 CALLABLE @ 103.188 06/15/2027	69,000	68,597
BUILDERS FIRSTSOURCE INC 144A 6.375% 03/01/2034 CALLABLE @ 103.188 03/01/2029	40,000	39,259
BUILDERS FIRSTSOURCE, INC. 144A 6.750% 05/15/2035 CALLABLE @ 103.375 05/15/2030	27,000	26,762
CHURCHILL DOWNS, INC. 144A 5.750% 04/01/2030 CALLABLE @ 100.000 04/01/2027	61,000	60,825
CD&R SMOKEY BUYER INC / RADIO SYSTEMS CORP 144A 9.500% 10/15/2029 CALLABLE @ 104.750 10/15/2026	105,000	51,526
CAESARS ENTERTAINMENT, INC. 144A 7.000% 02/15/2030 CALLABLE @ 101.750 02/15/2027	54,000	54,179
CAESARS ENTERTAINMENT INC 144A 6.500% 02/15/2032 CALLABLE @ 103.250 02/15/2027	112,000	106,994
CARNIVAL CORP. 144A 4.000% 08/01/2028 CALLABLE @ 100.000 05/01/2028	19,000	18,593
CARNIVAL CORP 144A 7.000% 08/15/2029 CALLABLE @ 103.500 08/15/2026	29,000	30,019
CARNIVAL CORP 144A 6.125% 02/15/2033 CALLABLE @ 103.063 02/15/2028	90,000	90,015
CARNIVAL CORP. 144A 5.750% 03/15/2030 CALLABLE @ 100.000 12/15/2029	40,000	40,066
CARNIVAL CORP. 144A 5.875% 06/15/2031 CALLABLE @ 100.000 03/15/2031	10,000	10,007
CARNIVAL CORP. 144A 5.750% 08/01/2032 CALLABLE @ 100.000 05/01/2032	116,000	114,813
CHURCHILL DOWNS INC 144A 4.750% 01/15/2028	30,000	29,710
CINEMARK USA INC 144A 5.250% 07/15/2028	45,000	44,690
CINEMARK USA INC 144A 7.000% 08/01/2032 CALLABLE @ 103.500 08/01/2027	20,000	20,502
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 05/15/2028 CALLABLE @ 100.000 05/15/2027	82,000	83,026
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 02/15/2030 CALLABLE @ 103.375 02/15/2027	47,000	48,194
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO. 144A 6.750% 09/15/2032 CALLABLE @ 103.375 09/15/2028	58,000	58,436
COOPER-STANDARD AUTOMOTIVE, INC. 144A 9.250% 03/01/2031 CALLABLE @ 104.625 03/01/2028	218,000	222,539
DEXKO GLOBAL, INC. 144A 7.500% 04/15/2032 CALLABLE @ 103.750 04/15/2028	113,300	94,336
FORD MOTOR CREDIT CO LLC 7.122% 11/07/2033 CALLABLE @ 100.000 08/07/2033	200,000	210,268
FORD MOTOR CREDIT CO LLC 5.730% 09/05/2030 CALLABLE @ 100.000 08/05/2030	25,000	24,968
GAP INC/THE 144A 3.625% 10/01/2029 CALLABLE @ 100.000 10/01/2026	113,000	106,323
GOODYEAR TIRE & RUBBER CO/THE 5.250% 04/30/2031 CALLABLE @ 100.000 01/30/2031	31,000	27,837
GOODYEAR TIRE & RUBBER CO/THE 5.000% 07/15/2029 CALLABLE @ 100.000 04/15/2029	50,000	47,921
GOODYEAR TIRE & RUBBER CO/THE 5.250% 07/15/2031 CALLABLE @ 100.000 04/15/2031	90,000	79,928
GOODYEAR TIRE & RUBBER CO/THE 6.625% 07/15/2030 CALLABLE @ 103.313 07/15/2027	8,000	7,761
GOODYEAR TIRE & RUBBER CO/THE 8.875% 07/15/2032 CALLABLE @ 104.438 07/15/2029	10,000	10,264
GRIFFON CORP 5.750% 03/01/2028	135,000	134,851
GROUP 1 AUTOMOTIVE INC 144A 6.375% 01/15/2030 CALLABLE @ 101.594 07/15/2027	26,000	26,122
HERTZ CORP/THE 144A 4.625% 12/01/2026	41,000	35,955
HERTZ CORP/THE 144A 5.000% 12/01/2029 CALLABLE @ 100.000 12/01/2026	210,000	57,225
HERTZ CORP/THE 144A 12.625% 07/15/2029 CALLABLE @ 106.313 07/15/2027	155,000	101,671
+^(2)(5)ESC GCB HERTZ CORP	25,000	2
+^(2)(5)ESC HERTZ CORP	148,000	15
+^(2)(5)ESC HERTZ CORP	80,000	8
+^(2)(5)ESC HERTZ CORP	20,000	2
HILTON DOMESTIC OPERATING CO INC 144A 6.125% 04/01/2032 CALLABLE @ 103.063 04/01/2027	27,000	27,220
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 03/15/2033 CALLABLE @ 102.938 03/15/2028	74,000	74,001
HILTON DOMESTIC OPERATING CO, INC. 144A 5.750% 09/15/2033 CALLABLE @ 102.875 07/01/2028	72,000	71,374
HILTON DOMESTIC OPERATING CO., INC. 144A 5.500% 03/31/2034 CALLABLE @ 102.750 12/01/2028	14,000	13,714
HILTON DOMESTIC OPERATING CO., INC. 144A 5.500% 09/15/2031 CALLABLE @ 102.750 05/15/2028	32,000	31,752
HILTON WORLDWIDE FINANCE LLC 4.875% 04/01/2027	123,000	122,962
JELD-WEN INC 144A 4.875% 12/15/2027	145,000	116,553
JELD-WEN INC 144A 7.000% 09/01/2032 CALLABLE @ 103.500 09/01/2027	50,000	30,475

The Integrity Funds | July 31, 2026

BATH & BODY WORKS INC 6.750% 07/01/2036	35,000	34,609
BATH & BODY WORKS INC 144A 6.625% 10/01/2030 CALLABLE @ 102.208 10/01/2026	30,000	30,491
LITHIA MOTORS, INC. 144A 4.625% 12/15/2027	20,000	19,903
LITHIA MOTORS, INC. 144A 5.500% 10/01/2030 CALLABLE @ 102.750 10/01/2027	20,000	19,714
LIVE NATION ENTERTAINMENT INC 144A 4.750% 10/15/2027	175,000	174,077
LIVE NATION ENTERTAINMENT INC 144A 6.500% 05/15/2027	308,000	308,151
MGM RESORTS INTERNATIONAL 5.500% 04/15/2027 CALLABLE @ 100.000 01/15/2027	87,000	87,111
MGM RESORTS INTERNATIONAL 6.500% 04/15/2032 CALLABLE @ 103.250 04/15/2027	63,000	62,383
MIWD HOLDCO II LLC 144A 5.500% 02/01/2030 CALLABLE @ 100.000 02/01/2027	108,000	99,736
MARRIOTT OWNERSHIP RESORTS, INC. 144A 4.500% 06/15/2029	21,000	20,231
MASTERBRAND INC 144A 7.000% 07/15/2032 CALLABLE @ 103.500 07/15/2027	86,000	86,043
MITER BRANDS ACQUISITION HOLDCO INC 144A 6.750% 04/01/2032 CALLABLE @ 103.375 04/01/2027	91,000	89,626
NCL CORP. LTD 144A 5.875% 01/15/2031 CALLABLE @ 102.938 09/15/2027	32,000	30,581
NEWELL BRANDS INC 6.875% 04/01/2036 CALLABLE @ 100.000 10/01/2035	65,000	65,497
NEWELL BRANDS INC 6.375% 09/15/2027 CALLABLE @ 100.000 06/15/2027	20,000	20,053
NEWELL BRANDS INC 6.625% 09/15/2029 CALLABLE @ 100.000 06/15/2029	34,000	34,409
NEWELL BRANDS INC 6.625% 05/15/2032 CALLABLE @ 100.000 02/15/2032	14,000	14,164
NEWELL BRANDS INC 6.375% 05/15/2030 CALLABLE @ 100.000 02/15/2030	53,000	53,424
NEWELL BRANDS, INC. 144A 8.500% 06/01/2028 CALLABLE @ 100.000 03/01/2028	40,000	41,777
PM GENERAL PURCHASER LLC 144A 9.500% 10/01/2028	40,000	33,478
PETCO HEALTH & WELLNESS CO., INC. 144A 8.250% 02/01/2031 CALLABLE @ 104.125 02/01/2028	97,000	97,306
PIONEER OPCO LLC 144A 7.000% 05/15/2033 CALLABLE @ 103.500 05/15/2028	34,000	34,308
QUEEN MERGERCO, INC. 144A 6.750% 04/30/2032 CALLABLE @ 103.375 04/30/2028	78,000	79,683
RIVERS ENTERPRISE LENDER LLC / RIVERS ENTERPRISE 144A 6.250% 10/15/2030 CALLABLE @ 103.125 10/15/2027	14,000	14,061
QXO BUILDING PRODUCTS, INC. 144A 6.500% 07/15/2031 CALLABLE @ 103.250 07/15/2028	49,000	49,124
QXO BUILDING PRODUCTS, INC. 144A 6.875% 07/15/2034 CALLABLE @ 103.438 07/15/2029	57,000	57,081
ROYAL CARIBBEAN CRUISES LTD 144A 6.250% 03/15/2032 CALLABLE @ 103.125 03/15/2027	88,000	89,415
ROYAL CARIBBEAN CRUISES LTD. 144A 6.000% 02/01/2033 CALLABLE @ 103.000 08/01/2027	63,000	63,451
ROYAL CARIBBEAN CRUISES LTD 144A 5.625% 09/30/2031 CALLABLE @ 102.813 09/30/2027	52,000	52,129
SCOTTS MIRACLE-GRO CO/THE 5.250% 12/15/2026	135,000	134,663
SCOTTS MIRACLE-GRO CO/THE 4.500% 10/15/2029 CALLABLE @ 100.750 10/15/2026	14,000	13,725
SCOTTS MIRACLE-GRO CO/THE 4.375% 02/01/2032 CALLABLE @ 102.188 08/01/2026	56,000	51,772
SCOTTS MIRACLE-GRO CO/THE 4.000% 04/01/2031 CALLABLE @ 101.333 04/01/2027	111,000	103,243
SERVICE CORP INTERNATIONAL/US 3.375% 08/15/2030 CALLABLE @ 101.125 08/15/2026	77,000	71,079
SERVICE CORP INTERNATIONAL/US 4.000% 05/15/2031 CALLABLE @ 101.333 05/15/2027	19,000	17,766
SIX FLAGS ENTERTAINMENT CORP/DE 144A 7.250% 05/15/2031 CALLABLE @ 101.813 05/15/2027	49,000	48,060
SIX FLAGS ENTERTAINMENT CORP 144A 6.625% 05/01/2032 CALLABLE @ 103.313 05/01/2027	194,000	195,489
SIX FLAGS ENTERTAINMENT CORP/CANADA'S WONDERLAND 144A 8.625% 01/15/2032 CALLABLE @ 104.313 07/15/2028	97,000	98,119
SONIC AUTOMOTIVE INC 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	127,000	123,701
SONIC AUTOMOTIVE INC 144A 4.875% 11/15/2031 CALLABLE @ 102.438 11/15/2026	5,000	4,776
STAPLES INC 144A 10.750% 09/01/2029 CALLABLE @ 105.375 09/01/2026	208,000	199,106
STAPLES INC 144A 12.750% 01/15/2030 CALLABLE @ 106.375 06/15/2027	87,863	69,160
STATION CASINOS LLC 144A 4.500% 02/15/2028	165,000	162,251
STATION CASINOS LLC 144A 4.625% 12/01/2031 CALLABLE @ 100.000 06/01/2031	36,000	33,862
STATION CASINOS LLC 144A 6.625% 03/15/2032 CALLABLE @ 103.313 03/15/2027	6,000	6,063
TEMPUR SEALY INTERNATIONAL INC 144A 4.000% 04/15/2029	177,000	170,131
TEMPUR SEALY INTERNATIONAL INC 144A 3.875% 10/15/2031 CALLABLE @ 101.938 10/15/2026	34,000	31,035
VAIL RESORTS INC 144A 6.500% 05/15/2032 CALLABLE @ 103.250 05/15/2027	63,000	63,845
VAIL RESORTS, INC. 144A 5.625% 07/15/2030 CALLABLE @ 102.813 07/15/2027	34,000	33,851
VIKING CRUISES LTD. 144A 5.875% 10/15/2033 CALLABLE @ 102.938 10/15/2028	61,000	60,376
WAND NEWCO 3 INC 144A 7.625% 01/30/2032 CALLABLE @ 103.813 01/30/2027	67,000	68,779
WAYFAIR LLC 144A 7.250% 10/31/2029 CALLABLE @ 103.625 10/31/2026	36,000	37,066
WAYFAIR LLC 144A 7.750% 09/15/2030 CALLABLE @ 103.875 09/15/2027	73,000	76,501
WAYFAIR, INC. 144A 6.750% 11/15/2032 CALLABLE @ 103.375 11/15/2028	50,000	50,904
WAYFAIR LLC 144A 7.125% 05/31/2034 CALLABLE @ 103.563 05/31/2029	18,000	18,493

The Integrity Funds | July 31, 2026

WEEKLEY HOMES LLC / WEEKLEY FINANCE CORP 144A 4.875% 09/15/2028 CALLABLE @ 100.000 09/15/2026	49,000	48,156
WHIRLPOOL CORP. 6.500% 06/15/2033 CALLABLE @ 100.000 03/15/2033	10,000	8,472
WYNN RESORTS FINANCE LLC 144A 5.125% 10/01/2029 CALLABLE @ 100.000 07/01/2029	241,000	238,541
WYNN RESORTS FINANCE LLC 144A 6.250% 03/15/2033 CALLABLE @ 103.125 09/15/2027	41,000	40,641
		7,844,211
Consumer Staples (3.0%)
ALBERTSONS COS INC / SAFEWAY INC 144A 4.875% 02/15/2030 CALLABLE @ 101.219 02/15/2027	30,000	28,638
ALBERTSONS COS, INC. 144A 5.500% 03/31/2031 CALLABLE @ 102.750 11/15/2027	14,000	13,449
ALBERTSONS COS, INC. 144A 5.625% 03/31/2032 CALLABLE @ 102.813 03/31/2028	65,000	61,829
CENTRAL GARDEN & PET CO 5.125% 02/01/2028	191,000	190,806
CENTRAL GARDEN & PET CO 4.125% 10/15/2030 CALLABLE @ 101.375 10/15/2026	49,000	46,285
CENTRAL GARDEN & PET CO. 144A 4.125% 04/30/2031 CALLABLE @ 101.375 04/30/2027	8,000	7,457
COTY INC/HFC PRESTIGE PRODUCTS INC 144A 4.750% 01/15/2029 CALLABLE @ 100.000 01/15/2027	10,000	9,820
EDGEWELL PERSONAL CARE CO 144A 5.500% 06/01/2028	110,000	109,679
EDGEWELL PERSONAL CARE CO 144A 4.125% 04/01/2029	60,000	57,737
ENERGIZER HOLDINGS INC 144A 4.750% 06/15/2028	80,000	79,174
ENERGIZER HOLDINGS INC 144A 4.375% 03/31/2029	84,000	80,891
ENERGIZER HOLDINGS INC 144A 6.000% 09/15/2033 CALLABLE @ 103.000 09/15/2028	5,000	4,738
LAMB WESTON HOLDINGS INC 144A 4.125% 01/31/2030 CALLABLE @ 100.000 01/31/2027	94,000	89,489
PERFORMANCE FOOD GROUP, INC. 144A 4.250% 08/01/2029 CALLABLE @ 100.000 08/01/2026	95,000	91,819
PERFORMANCE FOOD GROUP INC 144A 6.125% 09/15/2032 CALLABLE @ 103.063 09/15/2027	21,000	21,062
PERFORMANCE FOOD GROUP, INC. 144A 5.625% 03/01/2034 CALLABLE @ 102.813 03/01/2029	30,000	29,099
POST HOLDINGS INC 144A 4.625% 04/15/2030 CALLABLE @ 100.771 04/15/2027	12,000	11,563
POST HOLDINGS INC 144A 6.250% 02/15/2032 CALLABLE @ 103.125 02/15/2027	86,000	86,341
PRIMO WATER HOLDINGS, INC. / TRITON WATER 144A 6.250% 04/01/2029	142,000	142,458
SPECTRUM BRANDS INC 144A 3.875% 03/15/2031 CALLABLE @ 101.292 03/15/2027	5,000	4,381
US FOODS INC 144A 4.750% 02/15/2029	15,000	14,779
US FOODS INC 144A 4.625% 06/01/2030 CALLABLE @ 100.000 06/01/2027	68,000	66,172
US FOODS INC 144A 6.875% 09/15/2028 CALLABLE @ 101.719 09/15/2026	24,000	24,477
		1,272,143
Energy (10.1%)
AETHON UNITED BR LP / AETHON UNITED FINANCE CORP 144A 7.500% 10/01/2029 CALLABLE @ 103.750 10/01/2026	13,000	13,486
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 01/15/2028	100,000	99,921
ANTERO MIDSTREAM PARTNERS LP 144A 5.375% 06/15/2029	101,000	100,683
ANTERO MIDSTREAM PARTNERS LP / ANTERO MIDSTREAM 144A 5.750% 10/15/2033 CALLABLE @ 102.875 10/15/2028	32,000	31,472
ARCHROCK SERVICES LP / ARCHROCK PARTNERS FINANCE 144A 6.000% 02/01/2034 CALLABLE @ 103.000 02/01/2029	14,000	13,686
ARCHROCK PARTNERS LP 144A 6.625% 09/01/2032 CALLABLE @ 103.313 09/01/2027	34,000	34,491
ASCENT RESOURCES UTICA HOLDINGS LLC/ 144A 5.875% 06/30/2029 CALLABLE @ 100.000 09/01/2026	22,000	21,923
ASCENT RESOURCES UTICA HOLDINGS LLC 144A 6.625% 10/15/2032 CALLABLE @ 103.313 10/15/2027	30,000	30,133
ASCENT RESOURCES UTICA HOLDINGS LLC / ARU 144A 6.625% 07/15/2033 CALLABLE @ 103.313 07/15/2028	33,000	33,143
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.000% 07/15/2029 CALLABLE @ 101.750 07/15/2027	30,000	30,754
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.250% 07/15/2032 CALLABLE @ 103.625 07/15/2027	22,000	22,576
BUCKEYE PARTNERS LP 3.950% 12/01/2026 CALLABLE @ 100.000 09/01/2026	96,000	95,528
BUCKEYE PARTNERS LP 4.125% 12/01/2027 CALLABLE @ 100.000 09/01/2027	15,000	14,745
BUCKEYE PARTNERS LP 144A 4.500% 03/01/2028 CALLABLE @ 100.000 12/01/2027	40,000	39,460
BUCKEYE PARTNERS LP 144A 6.750% 02/01/2030 CALLABLE @ 103.375 02/01/2027	75,000	76,828
CNX RESOURCES CORP 144A 7.375% 01/15/2031 CALLABLE @ 101.844 01/15/2027	40,000	40,868
CNX RESOURCES CORP 144A 5.875% 03/01/2034 CALLABLE @ 102.938 03/01/2029	25,000	24,255
CNX MIDSTREAM PARTNERS LP 144A 4.750% 04/15/2030 CALLABLE @ 100.000 04/15/2027	16,000	15,336

The Integrity Funds | July 31, 2026

CATURUS ENERGY LLC 144A 7.125% 05/15/2031 CALLABLE @ 103.563 05/15/2028	20,000	19,836
+^(2)(5)ESC CB CHESAPEAKE ENERGY CORP	15,000	0
CIVITAS RESOURCES INC 144A 8.750% 07/01/2031 CALLABLE @ 102.188 07/01/2027	147,000	153,454
SM ENERGY CO. 144A 8.625% 11/01/2030 CALLABLE @ 104.313 11/01/2026	38,000	39,890
CIVITAS RESOURCES, INC. 144A 9.625% 06/15/2033 CALLABLE @ 104.813 06/15/2028	86,000	94,601
COMSTOCK RESOURCES INC 144A 6.750% 03/01/2029 CALLABLE @ 100.000 03/01/2027	113,000	111,289
COMSTOCK RESOURCES INC 144A 5.875% 01/15/2030 CALLABLE @ 100.979 01/15/2027	59,000	55,640
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 8.875% 04/15/2030 CALLABLE @ 102.219 04/15/2027	38,000	39,673
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.875% 05/15/2032 CALLABLE @ 103.938 05/15/2027	15,000	15,492
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 6.750% 03/15/2034 CALLABLE @ 103.375 03/15/2029	27,000	26,929
GULFPORT ENERGY OPERATING CORP 144A 6.750% 09/01/2029 CALLABLE @ 103.375 09/01/2026	90,000	91,087
HARVEST MIDSTREAM I LP 144A 7.500% 05/15/2032 CALLABLE @ 103.750 05/15/2027	35,000	35,893
HARVEST MIDSTREAM I LP 144A 6.750% 05/15/2034 CALLABLE @ 103.375 05/15/2029	17,000	17,068
HESS MIDSTREAM OPERATIONS LP 144A 4.250% 02/15/2030 CALLABLE @ 100.000 02/15/2027	47,000	45,059
HESS MIDSTREAM OPERATIONS LP 144A 6.500% 06/01/2029 CALLABLE @ 101.625 06/01/2027	38,000	38,663
HESS MIDSTREAM OPERATIONS LP 144A 5.875% 03/01/2028 CALLABLE @ 101.469 03/01/2027	18,000	18,089
HESS MIDSTREAM OPERATIONS LP 144A 5.125% 06/15/2028	55,000	54,782
+^(2)(5)ESC CB11A HIGH RIDGE	60,000	0
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.000% 04/15/2030 CALLABLE @ 101.000 04/15/2027	29,000	28,693
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.250% 04/15/2032 CALLABLE @ 103.125 05/15/2027	23,000	22,334
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.875% 05/15/2034 CALLABLE @ 103.438 05/15/2029	5,000	4,897
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 7.375% 07/15/2032 CALLABLE @ 103.688 07/15/2027	71,000	73,330
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 6.625% 01/15/2034 CALLABLE @ 103.313 01/15/2029	56,000	56,618
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 6.625% 01/15/2035 CALLABLE @ 103.313 07/15/2029	29,000	28,978
CRESCENT ENERGY FINANCE LLC 144A 7.625% 04/01/2032 CALLABLE @ 103.813 04/01/2027	96,000	97,049
CRESCENT ENERGY FINANCE LLC 144A 7.375% 01/15/2033 CALLABLE @ 103.688 07/15/2027	59,000	59,259
CRESCENT ENERGY FINANCE LLC 144A 8.375% 01/15/2034 CALLABLE @ 104.188 07/15/2028	40,000	41,272
INFINITY NATURAL RESOURCES LLC 144A 7.625% 04/01/2031 CALLABLE @ 103.813 04/01/2028	37,000	36,872
KINETIK HOLDINGS LP 144A 5.875% 06/15/2030 CALLABLE @ 100.000 06/15/2027	40,000	40,035
KINETIK HOLDINGS LP 144A 6.625% 12/15/2028 CALLABLE @ 101.656 12/15/2026	25,000	25,399
KODIAK GAS SERVICES LLC 144A 6.500% 10/01/2033 CALLABLE @ 103.250 10/01/2028	20,000	19,974
KODIAK GAS SERVICES LLC 144A 5.875% 04/01/2031 CALLABLE @ 102.938 04/01/2028	20,000	19,797
VITAL ENERGY INC 144A 7.875% 04/15/2032 CALLABLE @ 103.938 04/15/2027	86,000	87,580
#MAGNOLIA OIL & GAS OPERATING LLC 144A 6.625% 08/15/2034 CALLABLE @ 103.313 08/15/2029	15,000	15,000
MATADOR RESOURCES CO 144A 6.500% 04/15/2032 CALLABLE @ 103.250 04/15/2027	38,000	37,903
MATADOR RESOURCES CO 144A 6.250% 04/15/2033 CALLABLE @ 103.125 04/15/2028	60,000	59,025
MATADOR RESOURCES CO. 144A 6.000% 04/15/2034 CALLABLE @ 103.000 04/15/2029	27,000	26,115
NGL ENERGY OPERATING LLC 144A 8.125% 02/15/2029 CALLABLE @ 102.031 02/15/2027	44,000	45,194
NGL ENERGY OPERATING LLC 144A 8.375% 02/15/2032 CALLABLE @ 104.188 02/15/2027	46,000	47,828
NOBLE FINANCE II LLC 144A 8.000% 04/15/2030 CALLABLE @ 102.000 04/15/2027	31,000	32,046
NOBLE FINANCE II LLC 144A 6.250% 06/15/2034 CALLABLE @ 100.000 06/15/2029	31,000	30,107
NORTHRIVER MIDSTREAM FINANCE LP 144A 6.750% 07/15/2032 CALLABLE @ 103.375 07/15/2027	23,000	23,183
NUSTAR LOGISTICS LP 5.625% 04/28/2027 CALLABLE @ 100.000 01/28/2027	30,000	30,088
NUSTAR LOGISTICS LP 6.375% 10/01/2030 CALLABLE @ 100.000 04/01/2030	86,000	87,729
CHORD ENERGY CORP. 144A 6.750% 03/15/2033 CALLABLE @ 103.375 03/15/2028	35,000	35,645
CHORD ENERGY CORP. 144A 6.000% 10/01/2030 CALLABLE @ 103.000 10/01/2027	75,000	75,280
PERMIAN RESOURCES OPERATING LLC 144A 7.000% 01/15/2032 CALLABLE @ 103.500 01/15/2027	39,000	40,370

The Integrity Funds | July 31, 2026

PERMIAN RESOURCES OPERATING LLC 144A 6.250% 02/01/2033 CALLABLE @ 103.125 08/01/2027	42,000	42,783
PRAIRIE ACQUIROR LP 144A 9.000% 08/01/2029 CALLABLE @ 102.250 02/01/2027	27,000	27,854
ROCKIES EXPRESS PIPELINE LLC 144A 6.750% 03/15/2033 CALLABLE @ 103.375 03/15/2028	29,000	29,484
SM ENERGY CO 6.625% 01/15/2027	50,000	50,094
SM ENERGY CO 6.500% 07/15/2028	11,000	11,009
SM ENERGY CO 144A 7.000% 08/01/2032 CALLABLE @ 103.500 08/01/2027	19,000	19,305
SM ENERGY CO. 144A 6.625% 04/15/2034 CALLABLE @ 103.313 04/15/2029	43,000	42,735
SOLARIS ENERGY INFRASTRUCTURE, INC. 144A 6.375% 05/15/2031 CALLABLE @ 103.188 05/15/2028	43,000	42,220
SUNOCO LP 144A 7.000% 05/01/2029 CALLABLE @ 101.750 05/01/2027	25,000	25,539
SUNOCO LP 144A 5.375% 07/15/2031 CALLABLE @ 102.688 03/15/2028	24,000	23,541
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 05/15/2029 CALLABLE @ 100.000 05/15/2027	124,000	120,746
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 04/30/2030 CALLABLE @ 100.000 04/30/2027	65,000	62,699
TALLGRASS ENERGY PTRS LP/TALLGRASS ENERGY FIN CORP 144A 5.500% 01/15/2028	35,000	34,958
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 12/31/2030 CALLABLE @ 102.000 12/31/2026	70,000	69,508
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 09/01/2031 CALLABLE @ 103.000 09/01/2026	100,000	98,392
TALLGRASS ENERGY PARTNERS LP 144A 7.375% 02/15/2029 CALLABLE @ 101.844 02/15/2027	32,000	32,726
TALLGRASS ENERGY PARTNERS LP / TALLGRASS ENERGY 144A 6.750% 03/15/2034 CALLABLE @ 103.375 03/15/2029	92,000	92,569
TRANSOCEAN INC 144A 8.750% 02/15/2030 CALLABLE @ 102.188 02/15/2027	18,900	19,631
TRANSOCEAN INC 144A 8.250% 05/15/2029 CALLABLE @ 102.063 05/15/2027	68,000	70,120
TRANSOCEAN INTERNATIONAL LTD 144A 8.500% 05/15/2031 CALLABLE @ 104.250 05/15/2027	3,000	3,129
VALARIS LTD 144A 8.375% 04/30/2030 CALLABLE @ 102.094 04/30/2027	25,000	25,880
VALIDUS ENERGY II MIDCON LLC 144A 8.000% 08/01/2031 CALLABLE @ 104.000 08/01/2028	15,000	14,994
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 7.750% 05/01/2035 CALLABLE @ 100.000 12/01/2034	16,000	17,733
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.500% 01/15/2034 CALLABLE @ 100.000 07/15/2033	51,000	52,624
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.125% 12/15/2030 CALLABLE @ 100.000 09/15/2030	41,000	41,644
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.500% 06/15/2034 CALLABLE @ 100.000 12/15/2033	28,000	28,878
VENTURE GLOBAL CALCASIEU PASS LLC 144A 6.000% 05/01/2036 CALLABLE @ 100.000 11/01/2035	10,000	9,883
VENTURE GLOBAL LNG INC 144A 8.375% 06/01/2031 CALLABLE @ 102.094 06/01/2027	24,000	24,805
VENTURE GLOBAL LNG INC 144A 9.500% 02/01/2029 CALLABLE @ 100.000 11/01/2028	53,000	56,722
VENTURE GLOBAL LNG INC 144A 9.875% 02/01/2032 CALLABLE @ 104.938 02/01/2027	140,000	149,033
VENTURE GLOBAL LNG, INC. 144A 6.375% 12/15/2034 CALLABLE @ 100.000 12/15/2029	14,000	13,635
VENTURE GLOBAL LNG, INC. 144A 6.625% 06/15/2036 CALLABLE @ 100.000 06/15/2031	14,000	13,720
WBI OPERATING LLC 144A 6.250% 10/15/2030 CALLABLE @ 103.125 10/15/2027	52,000	51,991
		4,244,917
Financials (1.4%)
ASURION LLC AND ASURION CO-ISSUER, INC. 144A 8.000% 12/31/2032 CALLABLE @ 104.000 12/31/2028	56,000	56,637
COINBASE GLOBAL INC 144A 3.625% 10/01/2031 CALLABLE @ 101.813 10/01/2026	20,000	17,296
ONEMAIN FINANCE CORP 4.000% 09/15/2030 CALLABLE @ 101.333 09/15/2026	18,000	16,502
ONEMAIN FINANCE CORP 3.500% 01/15/2027	20,000	19,845
ROCKET MORTGAGE LLC 144A 3.625% 03/01/2029	86,000	82,429
ROCKET COS, INC. 144A 6.125% 08/01/2030 CALLABLE @ 103.063 08/01/2027	69,000	69,562
ROCKET COS, INC. 144A 6.375% 08/01/2033 CALLABLE @ 103.188 08/01/2028	38,000	38,236
ROCKET COS, INC. 144A 7.125% 02/01/2032 CALLABLE @ 103.563 02/01/2027	96,000	98,395
ROCKET MORTGAGE LLC 144A 4.000% 10/15/2033 CALLABLE @ 102.000 10/15/2027	9,000	7,948
ONEMAIN FINANCE CORP 6.625% 01/15/2028 CALLABLE @ 100.000 07/15/2027	24,000	24,229
SPRINGLEAF FINANCE CORP. 5.375% 11/15/2029 CALLABLE @ 100.000 05/15/2029	145,000	141,700
STARWOOD PROPERTY TRUST INC 144A 7.250% 04/01/2029 CALLABLE @ 100.000 10/01/2028	17,000	17,509
		590,288

The Integrity Funds | July 31, 2026

Health Care (8.3%)
AHP HEALTH PARTNERS INC 144A 5.750% 07/15/2029	69,000	68,089
ACADIA HEALTHCARE CO INC 144A 5.500% 07/01/2028	68,000	67,563
ACADIA HEALTHCARE CO., INC. 144A 7.375% 03/15/2033 CALLABLE @ 103.688 03/15/2028	16,000	16,504
AVANTOR FUNDING INC 144A 4.625% 07/15/2028	219,000	215,968
BAUSCH + LOMB CORP 144A 8.375% 10/01/2028 CALLABLE @ 102.094 10/01/2026	15,000	15,375
BAUSCH HEALTH COS INC 144A 5.250% 01/30/2030 CALLABLE @ 100.000 01/30/2027	146,000	98,915
BAUSCH HEALTH COS INC 144A 6.250% 02/15/2029	80,000	62,800
BAUSCH HEALTH COS INC 144A 5.250% 02/15/2031 CALLABLE @ 101.313 02/15/2027	36,000	21,931
BAUSCH HEALTH COS INC 144A 5.000% 02/15/2029	29,000	22,185
BAUSCH HEALTH COS INC 144A 4.875% 06/01/2028	314,000	292,036
BAUSCH HEALTH COS, INC. 144A 11.000% 09/30/2028	15,000	15,326
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.000% 01/15/2029	39,000	38,318
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 4.750% 02/15/2031 CALLABLE @ 101.583 02/15/2027	25,000	22,291
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.125% 04/01/2030 CALLABLE @ 100.000 04/01/2027	23,000	19,337
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.250% 05/15/2030 CALLABLE @ 100.000 05/15/2027	181,000	167,138
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 10.875% 01/15/2032 CALLABLE @ 105.438 02/15/2027	39,000	41,137
CHARLOTTE BUYER, INC. 144A 8.000% 06/30/2031 CALLABLE @ 104.000 06/30/2028	14,000	14,144
CONCENTRA ESCROW ISSUER CORP 144A 6.875% 07/15/2032 CALLABLE @ 103.438 07/15/2027	24,000	24,680
DAVITA INC 144A 4.625% 06/01/2030 CALLABLE @ 100.771 06/01/2027	184,000	177,228
DAVITA INC 144A 6.875% 09/01/2032 CALLABLE @ 103.438 09/01/2027	38,000	39,060
ELANCO ANIMAL HEALTH INC 6.650% 08/28/2028 CALLABLE @ 100.000 05/28/2028	30,000	30,597
EMERGENT BIOSOLUTIONS INC 144A 3.875% 08/15/2028	27,000	24,745
ENCOMPASS HEALTH CORP 4.500% 02/01/2028	92,000	91,015
ENCOMPASS HEALTH CORP 4.750% 02/01/2030 CALLABLE @ 100.792 02/01/2027	20,000	19,551
ENDO FINANCE HOLDINGS INC 144A 8.500% 04/15/2031 CALLABLE @ 104.250 04/15/2027	22,000	23,166
GLOBAL MEDICAL RESPONSE, INC. 144A 7.375% 10/01/2032 CALLABLE @ 103.688 10/01/2028	42,000	42,732
IQVIA INC 144A 5.000% 10/15/2026	200,000	199,901
IQVIA, INC. 144A 6.250% 06/01/2032 CALLABLE @ 103.125 06/01/2028	140,000	141,801
MOLINA HEALTHCARE, INC. 144A 6.500% 02/15/2031 CALLABLE @ 103.250 12/15/2027	39,000	39,351
MEDLINE BORROWER LP 144A 5.250% 10/01/2029 CALLABLE @ 100.000 10/01/2026	137,000	135,708
ORGANON FINANCE 1 LLC 144A 4.125% 04/30/2028	200,000	196,837
ACCENDRA HEALTH, INC. 144A 9.000% 06/15/2032 CALLABLE @ 100.000 06/15/2029	174,831	166,852
ACCENDRA HEALTH, INC. 144A 9.750% 06/15/2033 CALLABLE @ 104.875 06/15/2029	50,105	31,535
ACCENDRA HEALTH, INC. 144A 9.750% 06/15/2033 CALLABLE @ 104.875 06/15/2029	59,685	40,101
PERRIGO FINANCE UNLIMITED CO 6.125% 09/30/2032 CALLABLE @ 103.063 09/30/2027	30,000	28,490
PRESTIGE BRANDS, INC. 144A 6.250% 07/15/2034 CALLABLE @ 103.125 07/15/2029	18,000	18,062
(4)RADIOLOGY PARTNERS INC 144A 9.781% (9.781% PIK)02/15/2030	46,997	46,601
RADIOLOGY PARTNERS, INC. 144A 8.500% 07/15/2032 CALLABLE @ 104.250 07/15/2028	106,000	111,392
SOTERA HEALTH HOLDINGS LLC 144A 7.375% 06/01/2031 CALLABLE @ 103.688 06/01/2027	48,000	49,711
SURGERY CENTER HOLDINGS INC 144A 7.250% 04/15/2032 CALLABLE @ 103.625 04/15/2027	99,000	99,335
TENET HEALTHCARE CORP 5.125% 11/01/2027	281,000	280,848
TENET HEALTHCARE CORP 6.125% 06/15/2030 CALLABLE @ 100.000 06/15/2027	92,000	92,475
TENET HEALTHCARE CORP 6.750% 05/15/2031 CALLABLE @ 101.688 05/15/2027	76,000	77,506
BAUSCH HEALTH AMERICAS INC 144A 8.500% 01/31/2027	52,000	51,698
+^(2)(5)ESC RITE AID CORP	27,514	0
		3,480,035
Industrials (12.2%)
ADT SECURITY CORP. 144A 4.125% 08/01/2029 CALLABLE @ 100.000 08/01/2028	113,000	108,068
API GROUP DE INC 144A 4.750% 10/15/2029 CALLABLE @ 100.000 10/15/2026	37,000	36,142
API GROUP DE INC 144A 4.125% 07/15/2029	56,000	53,742
ATS CORP 144A 4.125% 12/15/2028	49,000	47,731
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.750% 04/20/2029	163,167	162,332
AECOM 144A 6.000% 08/01/2033 CALLABLE @ 103.000 08/01/2028	50,000	49,639
ALLISON TRANSMISSION, INC. 144A 4.750% 10/01/2027	32,000	31,859
ALLISON TRANSMISSION INC 144A 5.875% 06/01/2029 CALLABLE @ 100.000 06/01/2027	121,000	121,449
ALLISON TRANSMISSION INC 144A 3.750% 01/30/2031 CALLABLE @ 101.250 01/30/2027	105,000	97,451

The Integrity Funds | July 31, 2026

ALLISON TRANSMISSION, INC. 144A 5.875% 12/01/2033 CALLABLE @ 102.938 12/01/2028	17,000	16,753
ARAMARK SERVICES INC 144A 5.000% 02/01/2028	164,000	163,471
AXON ENTERPRISE, INC. 144A 6.250% 03/15/2033 CALLABLE @ 103.125 03/15/2028	15,000	15,219
BWX TECHNOLOGIES INC 144A 4.125% 06/30/2028	44,000	42,911
BWX TECHNOLOGIES INC 144A 4.125% 04/15/2029	98,000	94,085
BOMBARDIER INC 144A 8.750% 11/15/2030 CALLABLE @ 104.375 11/15/2026	49,000	51,633
BOMBARDIER INC 144A 7.250% 07/01/2031 CALLABLE @ 103.625 07/01/2027	41,000	42,704
BOMBARDIER INC 144A 7.000% 06/01/2032 CALLABLE @ 103.500 06/01/2027	39,000	40,179
BOMBARDIER, INC. 144A 6.750% 06/15/2033 CALLABLE @ 103.375 06/15/2028	25,000	25,747
BRINK'S CO/THE 144A 6.500% 06/15/2029 CALLABLE @ 101.625 06/15/2027	19,000	19,316
CLEAN HARBORS, INC. 144A 6.375% 02/01/2031 CALLABLE @ 101.594 02/01/2027	10,000	10,110
CLEAN HARBORS, INC. 144A 5.750% 10/15/2033 CALLABLE @ 102.875 10/15/2028	40,000	39,779
CORE & MAIN LP 144A 6.000% 07/01/2034 CALLABLE @ 103.000 07/01/2029	22,000	21,873
CORECIVIC INC 8.250% 04/15/2029 CALLABLE @ 102.063 04/15/2027	90,000	93,440
CYPRIUM CORP. / CYPRIUM HOLDINGS LUXEMBOURG SARL 144A 6.125% 04/15/2031 CALLABLE @ 103.063 04/15/2028	41,000	40,714
DYCOM INDUSTRIES, INC. 144A 4.500% 04/15/2029	90,000	87,358
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.750% 07/15/2031 CALLABLE @ 103.375 07/15/2027	71,000	72,789
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.625% 12/15/2030 CALLABLE @ 101.656 06/15/2027	268,000	272,320
ENPRO, INC. 144A 6.125% 06/01/2033 CALLABLE @ 103.063 06/01/2028	20,000	20,035
EQUIPMENTSHARE.COM INC 144A 9.000% 05/15/2028 CALLABLE @ 100.000 05/15/2027	136,000	138,066
EQUIPMENTSHARE.COM INC 144A 8.625% 05/15/2032 CALLABLE @ 104.313 05/15/2027	17,000	17,385
EQUIPMENTSHARE.COM INC 144A 8.000% 03/15/2033 CALLABLE @ 104.000 09/15/2027	29,000	29,210
EQUIPMENTSHARE.COM, INC. 144A 7.125% 07/01/2034 CALLABLE @ 103.563 07/01/2029	25,000	23,829
ESAB CORP 144A 6.250% 04/15/2029 CALLABLE @ 101.563 04/15/2027	43,000	43,452
ESAB CORP. 144A 5.625% 04/01/2031 CALLABLE @ 102.813 04/01/2028	24,000	23,718
FIRST STUDENT BIDCO INC / FIRST TRANSIT PARENT INC 144A 4.000% 07/31/2029	102,000	97,916
GEO GROUP INC/THE 8.625% 04/15/2029 CALLABLE @ 102.156 04/15/2027	69,000	71,939
GFL ENVIRONMENTAL INC 144A 4.000% 08/01/2028	90,000	87,768
GFL ENVIRONMENTAL INC 144A 4.750% 06/15/2029	45,000	43,839
GFL ENVIRONMENTAL INC 144A 4.375% 08/15/2029 CALLABLE @ 100.000 08/15/2026	39,000	37,502
GFL ENVIRONMENTAL INC 144A 6.750% 01/15/2031 CALLABLE @ 103.375 01/15/2027	115,000	116,281
GARDA WORLD SECURITY CORP 144A 6.000% 06/01/2029	59,000	58,155
GARDA WORLD SECURITY CORP 144A 8.250% 08/01/2032 CALLABLE @ 104.125 08/01/2027	60,000	60,891
GARDA WORLD SECURITY CORP 144A 8.375% 11/15/2032 CALLABLE @ 104.188 11/15/2027	30,000	30,480
GARDA WORLD SECURITY CORP. 144A 6.500% 01/15/2031 CALLABLE @ 103.250 11/15/2027	32,000	32,345
GATES CORP/DE 144A 6.875% 07/01/2029 CALLABLE @ 101.719 07/01/2027	20,000	20,403
WRANGLER HOLDCO CORP 144A 6.625% 04/01/2032 CALLABLE @ 103.313 04/01/2027	24,000	24,035
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 5.625% 06/01/2029	80,000	79,803
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 7.500% 04/15/2032 CALLABLE @ 103.750 04/15/2027	60,000	62,447
GLOBAL INFRASTRUCTURE SOLUTIONS, INC. 144A 6.375% 07/15/2034 CALLABLE @ 103.188 07/15/2029	30,000	30,194
GOAT HOLDCO LLC 144A 6.750% 02/01/2032 CALLABLE @ 103.375 02/01/2028	24,000	24,385
GRANITE CONSTRUCTION, INC. 144A 6.375% 06/15/2034 CALLABLE @ 103.188 06/15/2029	22,000	22,008
HERC HOLDINGS INC 144A 6.625% 06/15/2029 CALLABLE @ 101.656 06/15/2027	48,000	48,858
HERC HOLDINGS, INC. 144A 7.000% 06/15/2030 CALLABLE @ 103.500 06/15/2027	30,000	30,936
INSTALLED BUILDING PRODUCTS, INC. 144A 5.625% 02/01/2034 CALLABLE @ 102.813 02/01/2029	19,000	18,345
JETBLUE AIRWAYS CORP / JETBLUE LOYALTY LP 144A 9.875% 09/20/2031 CALLABLE @ 104.938 08/27/2027	100,000	87,011
LSF12 HELIX PARENT LLC 144A 7.125% 02/01/2033 CALLABLE @ 103.563 02/01/2028	25,000	24,476
MADISON IAQ LLC 144A 5.875% 06/30/2029	196,000	196,007
NESCO HOLDINGS II INC 144A 5.500% 04/15/2029	71,000	70,493
ADT SECURITY CORP./THE 144A 4.875% 07/15/2032	181,000	169,365
RAVEN ACQUISITION HOLDINGS LLC 144A 6.875% 11/15/2031 CALLABLE @ 103.438 11/15/2027	62,000	60,313
RESIDEO FUNDING II LLC 144A 6.500% 07/15/2032 CALLABLE @ 103.250 07/15/2027	64,000	64,352
RITCHIE BROS HOLDINGS INC 144A 6.750% 03/15/2028 CALLABLE @ 100.000 03/15/2027	17,000	17,155
RITCHIE BROS HOLDINGS INC 144A 7.750% 03/15/2031 CALLABLE @ 101.938 03/15/2027	17,000	17,546

The Integrity Funds | July 31, 2026

SENSATA TECHNOLOGIES BV 144A 4.000% 04/15/2029	50,000	48,117
SENSATA TECHNOLOGIES INC 144A 3.750% 02/15/2031 CALLABLE @ 100.938 02/15/2027	18,000	16,752
TEREX CORP 144A 5.000% 05/15/2029	113,000	111,416
TEREX CORP 144A 6.250% 10/15/2032 CALLABLE @ 103.125 10/15/2027	49,000	49,174
TRANSDIGM INC 144A 6.375% 03/01/2029 CALLABLE @ 101.594 03/01/2027	111,000	112,339
TRANSDIGM INC 144A 6.625% 03/01/2032 CALLABLE @ 103.313 03/01/2027	64,000	65,072
TRANSDIGM INC 144A 6.250% 01/31/2034 CALLABLE @ 103.125 08/31/2028	18,000	18,178
TRINET GROUP INC 144A 7.125% 08/15/2031 CALLABLE @ 103.563 08/15/2026	48,000	48,676
TRINITY INDUSTRIES, INC. 144A 7.750% 07/15/2028 CALLABLE @ 100.000 07/15/2027	60,000	61,233
UNITED AIRLINES HOLDINGS, INC. 5.375% 03/01/2031 CALLABLE @ 100.000 09/01/2030	23,000	22,699
UNITED AIRLINES HOLDINGS INC 4.875% 03/01/2029 CALLABLE @ 100.000 12/01/2028	35,000	34,467
UNITED RENTALS NORTH AMERICA INC 4.875% 01/15/2028	227,000	226,099
UNITED RENTALS NORTH AMERICA INC 144A 6.125% 03/15/2034 CALLABLE @ 103.063 03/15/2029	76,000	76,875
UNITED RENTALS NORTH AMERICA, INC. 144A 5.375% 11/15/2033 CALLABLE @ 102.688 11/15/2028	25,000	24,316
VISTAJET MALTA FINANCE PLC 144A 9.500% 06/01/2028 CALLABLE @ 100.000 06/01/2027	26,000	26,401
WABASH NATIONAL CORP. 144A 4.500% 10/15/2028 CALLABLE @ 100.000 10/15/2026	68,000	63,449
WESCO DISTRIBUTION INC 144A 6.375% 03/15/2029 CALLABLE @ 101.594 03/15/2027	106,000	107,494
WESCO DISTRIBUTION, INC. 144A 6.375% 03/15/2033 CALLABLE @ 103.188 03/15/2028	42,000	42,715
WESCO DISTRIBUTION, INC. 144A 5.250% 04/15/2031 CALLABLE @ 102.625 04/15/2028	21,000	20,599
WILLIAMS SCOTSMAN INC 144A 6.625% 06/15/2029 CALLABLE @ 101.656 06/15/2027	24,000	24,403
WILLIAMS SCOTSMAN, INC. 144A 6.625% 04/15/2030 CALLABLE @ 103.313 04/15/2027	14,000	14,314
XPO INC 144A 7.125% 02/01/2032 CALLABLE @ 103.563 02/01/2027	35,000	36,080
+^(1)INCORA, INC. 144A 6.000% 01/31/2033	35,144	16,808
		5,127,433
Information Technology (6.5%)
AHEAD DB HOLDINGS LLC 144A 6.625% 05/01/2028	87,000	87,015
AMKOR TECHNOLOGY, INC. 144A 5.875% 10/01/2033 CALLABLE @ 102.938 10/01/2028	35,000	34,042
ATHENAHEALTH GROUP, INC. 144A 7.500% 02/15/2032 CALLABLE @ 103.750 08/15/2028	25,000	25,654
CLARIVATE SCIENCE HOLDINGS CORP 144A 3.875% 07/01/2028	40,000	38,648
CLARIVATE SCIENCE HOLDINGS CORP 144A 4.875% 07/01/2029	44,000	40,516
CONDUENT BUSINESS SERVICES LLC 144A 6.000% 11/01/2029 CALLABLE @ 100.000 11/01/2026	80,000	68,223
COREWEAVE, INC. 144A 9.250% 06/01/2030 CALLABLE @ 104.625 06/01/2027	62,000	57,978
COREWEAVE, INC. 144A 9.000% 02/01/2031 CALLABLE @ 104.500 02/01/2028	80,000	72,193
COREWEAVE, INC. 144A 9.625% 07/15/2032 CALLABLE @ 100.000 07/15/2029	18,000	16,053
DIEBOLD NIXDORF INC 144A 7.750% 03/31/2030 CALLABLE @ 103.875 12/18/2026	51,000	52,933
ENTEGRIS INC 144A 4.375% 04/15/2028	31,000	30,422
ENTEGRIS INC 144A 3.625% 05/01/2029 CALLABLE @ 100.000 05/01/2027	87,000	82,618
ENTEGRIS INC 144A 4.750% 04/15/2029 CALLABLE @ 100.000 01/15/2029	48,000	47,210
ENTEGRIS INC 144A 5.950% 06/15/2030 CALLABLE @ 100.992 06/15/2027	95,000	95,054
FAIR ISAAC CORP. 144A 6.000% 05/15/2033 CALLABLE @ 103.000 05/15/2028	32,000	30,967
FLASH COMPUTE LLC 144A 7.250% 12/31/2030 CALLABLE @ 103.625 12/31/2027	42,000	42,414
IMOLA MERGER CORP 144A 4.750% 05/15/2029	258,000	251,206
INSIGHT ENTERPRISES INC 144A 6.625% 05/15/2032 CALLABLE @ 103.313 05/15/2027	21,000	21,118
KIOXIA HOLDINGS CORP. 144A 6.250% 07/24/2030 CALLABLE @ 103.125 07/24/2027	200,000	204,561
ATHENAHEALTH GROUP INC 144A 6.500% 02/15/2030 CALLABLE @ 100.000 02/15/2027	130,000	125,494
NCR ATLEOS CORP 144A 9.500% 04/01/2029 CALLABLE @ 104.750 10/01/2026	97,000	102,877
NEPTUNE BIDCO US, INC. 144A 9.290% 04/15/2029 CALLABLE @ 102.323 10/15/2026	38,000	38,766
NEPTUNE BIDCO US, INC. 144A 9.500% 02/15/2033 CALLABLE @ 104.750 02/15/2029	38,000	38,711
ON SEMICONDUCTOR CORP 144A 3.875% 09/01/2028	118,000	113,827
RINGCENTRAL INC 144A 8.500% 08/15/2030 CALLABLE @ 104.250 08/15/2026	90,000	93,879
SS&C TECHNOLOGIES INC 144A 5.500% 09/30/2027	258,000	257,715
SS&C TECHNOLOGIES INC 144A 6.500% 06/01/2032 CALLABLE @ 103.250 06/01/2027	45,000	45,340
SCIENCE APPLICATIONS INTERNATIONAL CORP. 144A 5.875% 11/01/2033 CALLABLE @ 102.938 11/01/2028	24,000	23,492
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 5.750% 12/01/2034 CALLABLE @ 100.000 06/01/2034	55,000	54,519
SHIFT4 PAYMENTS LLC 144A 6.750% 08/15/2032 CALLABLE @ 103.375 08/15/2027	48,000	48,052
BLOCK, INC. 6.500% 05/15/2032 CALLABLE @ 103.250 05/15/2027	154,000	155,548
BLOCK INC 144A 5.625% 08/15/2030 CALLABLE @ 102.813 08/15/2027	22,000	21,889

The Integrity Funds | July 31, 2026

BLOCK INC 144A 6.000% 08/15/2033 CALLABLE @ 103.000 08/15/2028	33,000	32,735
SYNAPTICS INC 144A 4.000% 06/15/2029	40,000	39,281
COHERENT CORP 144A 5.000% 12/15/2029 CALLABLE @ 100.000 12/15/2026	189,000	184,927
XEROX HOLDINGS CORP 144A 8.875% 11/30/2029 CALLABLE @ 104.438 11/30/2026	48,000	21,121
		2,696,998
Materials (8.4%)
ADVANCED DRAINAGE SYSTEMS, INC. 144A 5.375% 03/01/2034 CALLABLE @ 102.688 03/01/2029	14,000	13,559
ATI INC 4.875% 10/01/2029 CALLABLE @ 100.000 10/01/2026	45,000	44,287
ATI INC 5.125% 10/01/2031 CALLABLE @ 102.563 10/01/2026	23,000	22,460
ATI INC 7.250% 08/15/2030 CALLABLE @ 103.625 08/15/2026	43,000	44,341
ARDAGH GROUP SA 144A 9.500% 12/01/2030 CALLABLE @ 104.750 11/06/2028	15,000	15,898
AVIENT CORP 144A 7.125% 08/01/2030 CALLABLE @ 101.781 08/01/2026	19,000	19,273
AXALTA COATING SYSTEMS LLC 144A 4.750% 06/15/2027	150,000	149,605
CVR PARTNERS LP / CVR NITROGEN FINANCE CORP 144A 6.125% 06/15/2028	52,000	51,894
CARPENTER TECHNOLOGY CORP. 144A 5.625% 03/01/2034 CALLABLE @ 102.813 03/01/2029	16,000	15,771
CELANESE US HOLDINGS LLC 7.000% 02/15/2031 CALLABLE @ 103.500 02/15/2028	26,000	26,659
CELANESE US HOLDINGS LLC 7.375% 02/15/2034 CALLABLE @ 103.688 02/15/2029	109,000	112,132
CHEMOURS CO/THE 144A 5.750% 11/15/2028 CALLABLE @ 100.000 11/15/2026	154,000	153,218
CHEMOURS CO/THE 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	5,000	4,723
CHEMOURS CO/THE 144A 8.000% 01/15/2033 CALLABLE @ 104.000 01/15/2028	55,000	54,157
CHEMOURS CO./THE 144A 7.875% 03/15/2034 CALLABLE @ 103.938 03/15/2029	43,000	41,852
CLEVELAND-CLIFFS INC 144A 4.625% 03/01/2029	40,000	38,797
CLEVELAND-CLIFFS INC 144A 4.875% 03/01/2031 CALLABLE @ 101.625 03/01/2027	29,000	26,734
CLEVELAND-CLIFFS INC 144A 6.750% 04/15/2030 CALLABLE @ 101.688 04/15/2027	45,000	45,278
CLEVELAND-CLIFFS, INC. 144A 6.875% 11/01/2029 CALLABLE @ 103.438 11/01/2026	59,000	59,662
CLEVELAND-CLIFFS INC 144A 7.500% 09/15/2031 CALLABLE @ 103.750 03/15/2028	29,000	29,596
CLEVELAND-CLIFFS, INC. 144A 7.625% 01/15/2034 CALLABLE @ 103.813 01/15/2029	22,000	22,263
CLYDESDALE ACQUISITION HOLDINGS, INC. 144A 6.750% 04/15/2032 CALLABLE @ 103.375 04/15/2028	102,000	97,117
COMMERCIAL METALS CO. 144A 5.750% 11/15/2033 CALLABLE @ 102.875 11/15/2028	40,000	39,266
COMPASS MINERALS INTERNATIONAL, INC. 144A 8.000% 07/01/2030 CALLABLE @ 104.000 07/01/2027	32,000	33,450
ELEMENT SOLUTIONS INC 144A 3.875% 09/01/2028	100,000	98,348
INEOS FINANCE PLC 144A 7.500% 04/15/2029 CALLABLE @ 101.875 04/15/2027	200,000	196,675
JH NORTH AMERICA HOLDINGS, INC. 144A 5.875% 01/31/2031 CALLABLE @ 102.938 07/31/2027	22,000	21,952
JH NORTH AMERICA HOLDINGS, INC. 144A 6.125% 07/31/2032 CALLABLE @ 103.063 07/31/2028	35,000	35,090
KNIFE RIVER CORP 144A 7.750% 05/01/2031 CALLABLE @ 101.938 05/01/2027	70,000	72,196
MAUSER PACKAGING SOLUTIONS HOLDING CO. 144A 7.875% 04/15/2030 CALLABLE @ 103.938 06/01/2027	319,000	325,348
MAUSER PACKAGING SOLUTIONS HOLDING CO. 144A 9.250% 04/15/2030 CALLABLE @ 104.625 06/01/2027	130,000	128,873
(4)MULTI-COLOR CORP. 8.500% (2.500% PIK)05/11/2033 CALLABLE @ 100.000 03/11/2033	26,601	23,209
NOVA CHEMICALS CORP 144A 5.250% 06/01/2027 CALLABLE @ 100.000 03/03/2027	20,000	20,007
NOVA CHEMICALS CORP 144A 4.250% 05/15/2029	116,000	112,882
NOVA CHEMICALS CORP 144A 8.500% 11/15/2028 CALLABLE @ 102.125 11/15/2026	42,000	43,302
NOVA CHEMICALS CORP 144A 9.000% 02/15/2030 CALLABLE @ 104.500 08/15/2026	116,000	121,519
NOVELIS CORP 144A 4.750% 01/30/2030 CALLABLE @ 100.792 01/30/2027	48,000	46,135
NOVELIS INC 144A 6.875% 01/30/2030 CALLABLE @ 103.438 01/30/2027	11,000	11,276
NOVELIS CORP. 144A 6.375% 08/15/2033 CALLABLE @ 103.188 08/15/2028	26,000	25,950
QNITY ELECTRONICS INC 144A 5.750% 08/15/2032 CALLABLE @ 102.875 08/15/2028	27,000	26,812
QNITY ELECTRONICS INC 144A 6.250% 08/15/2033 CALLABLE @ 103.125 08/15/2028	18,000	18,088
QUIKRETE HOLDINGS INC 144A 6.375% 03/01/2032 CALLABLE @ 103.188 03/01/2028	235,000	237,868
SMYRNA READY MIX CONCRETE LLC 144A 8.875% 11/15/2031 CALLABLE @ 104.438 11/15/2026	120,000	125,641
SOLSTICE ADVANCED MATERIALS, INC. 144A 5.625% 09/30/2033 CALLABLE @ 102.813 09/30/2028	70,000	68,445
STANDARD BUILDING SOLUTIONS INC 144A 6.500% 08/15/2032 CALLABLE @ 103.250 08/15/2027	52,000	52,105
STANDARD BUILDING SOLUTIONS, INC. 144A 6.250% 08/01/2033 CALLABLE @ 103.125 08/01/2028	74,000	73,187

The Integrity Funds | July 31, 2026

STANDARD BUILDING SOLUTIONS, INC. 144A 5.875% 03/15/2034 CALLABLE @ 102.938 03/15/2029	26,000	24,960
STANDARD INDUSTRIES INC/NY 144A 4.750% 01/15/2028	194,000	192,799
TRIMAS CORP 144A 4.125% 04/15/2029	63,000	60,188
^(2)(3)(4)TRINSEO LUXCO FINANCE SPV SARL 144A 7.625%(2.500% PIK) 05/03/2029 CALLABLE @ 100.000 01/17/2027	127,465	13
UNITED STATES STEEL CORP 6.875% 03/01/2029	4,000	4,000
WR GRACE HOLDINGS LLC 144A 5.625% 08/15/2029 CALLABLE @ 100.000 08/15/2026	113,000	103,740
WR GRACE HOLDINGS LLC 144A 6.625% 08/15/2032 CALLABLE @ 103.313 08/15/2028	35,000	33,318
WR GRACE HOLDINGS LLC 144A 7.000% 08/01/2033 CALLABLE @ 103.500 02/01/2029	35,000	33,525
		3,499,443
Real Estate (2.2%)
GALAXY HELIOS DATA CENTERS II LLC 144A 9.875% 08/01/2031 CALLABLE @ 104.938 08/01/2028	65,000	65,187
IRON MOUNTAIN INC 144A 4.875% 09/15/2027	57,000	56,813
IRON MOUNTAIN INC 144A 5.000% 07/15/2028	7,000	6,934
IRON MOUNTAIN, INC. 144A 5.250% 07/15/2030 CALLABLE @ 100.875 07/15/2027	205,000	200,498
IRON MOUNTAIN INC 144A 6.250% 01/15/2033 CALLABLE @ 103.125 12/06/2027	9,000	9,039
MPT OPERATING PARTNERSHIP LP 144A 8.500% 02/15/2032 CALLABLE @ 104.250 02/15/2028	35,000	35,565
MILLROSE PROPERTIES INC 144A 6.375% 08/01/2030 CALLABLE @ 103.188 08/01/2027	54,000	54,401
MILLROSE PROPERTIES, INC. 144A 6.250% 09/15/2032 CALLABLE @ 103.125 09/15/2028	25,000	24,965
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 4.500% 02/15/2029 CALLABLE @ 100.000 02/15/2027	167,000	163,246
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 7.250% 07/15/2028 CALLABLE @ 100.000 07/15/2027	4,000	4,075
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 6.500% 04/01/2032 CALLABLE @ 103.250 04/01/2027	104,000	105,775
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP. 144A 6.500% 06/15/2033 CALLABLE @ 103.250 06/15/2028	11,000	11,182
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP. 144A 5.750% 03/15/2034 CALLABLE @ 102.875 03/15/2029	19,000	18,602
ANYWHERE REAL ESTATE GROUP LLC 144A 5.250% 04/15/2030 CALLABLE @ 100.000 04/15/2027	122,000	116,924
ANYWHERE REAL ESTATE GROUP LLC / REALOGY CO-ISSUER 144A 9.750% 04/15/2030 CALLABLE @ 104.875 04/15/2027	44,000	47,139
		920,345
Utilities (3.1%)
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP 144A 9.375% 06/01/2028 CALLABLE @ 100.000 06/01/2027	46,000	47,031
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP. 144A 9.500% 06/01/2030 CALLABLE @ 104.750 06/01/2027	32,000	34,310
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP. 144A 6.875% 06/01/2031 CALLABLE @ 103.438 06/01/2028	31,000	31,479
NRG ENERGY INC 5.750% 01/15/2028	58,000	58,021
NRG ENERGY INC 144A 5.250% 06/15/2029 CALLABLE @ 100.000 06/15/2027	94,000	93,114
NRG ENERGY INC 144A 3.375% 02/15/2029	68,000	64,525
NRG ENERGY INC 144A 3.625% 02/15/2031 CALLABLE @ 101.208 02/15/2027	18,000	16,586
NRG ENERGY INC 144A 3.875% 02/15/2032 CALLABLE @ 101.938 02/15/2027	4,000	3,659
NRG ENERGY INC 144A 7.000% 03/15/2033 CALLABLE @ 100.000 12/15/2032	28,000	29,791
NRG ENERGY INC 144A 6.000% 02/01/2033 CALLABLE @ 103.000 11/01/2027	56,000	55,832
NRG ENERGY, INC. 144A 5.750% 01/15/2034 CALLABLE @ 102.875 10/15/2028	45,000	43,822
NRG ENERGY, INC. 144A 6.000% 01/15/2036 CALLABLE @ 103.000 10/15/2030	48,000	46,991
NRG ENERGY, INC. 144A 5.875% 05/15/2034 CALLABLE @ 102.938 05/15/2029	43,000	42,218
NRG ENERGY, INC. 144A 6.125% 05/15/2036 CALLABLE @ 103.063 05/15/2031	12,000	11,847
PG&E CORP 5.000% 07/01/2028	40,000	39,624
SUPERIOR PLUS LP / SUPERIOR GENERAL PARTNER INC 144A 4.500% 03/15/2029 CALLABLE @ 100.000 03/15/2027	56,000	54,049
TALEN ENERGY SUPPLY LLC 144A 6.250% 02/01/2034 CALLABLE @ 103.125 10/15/2028	134,000	131,315
TALEN ENERGY SUPPLY LLC 144A 6.375% 05/01/2033 CALLABLE @ 103.188 05/01/2029	108,000	106,368
TALEN ENERGY SUPPLY LLC 144A 6.125% 05/01/2031 CALLABLE @ 103.062 05/01/2028	72,000	71,566

The Integrity Funds | July 31, 2026

VISTRA OPERATIONS CO LLC 144A 5.000% 07/31/2027	30,000		29,989
VISTRA OPERATIONS CO. LLC 144A 4.375% 05/01/2029	17,000		16,587
VISTRA OPERATIONS CO LLC 144A 7.750% 10/15/2031 CALLABLE @ 103.875 10/15/2026	125,000		130,310
VISTRA OPERATIONS CO LLC 144A 6.875% 04/15/2032 CALLABLE @ 103.438 04/15/2027	72,000		74,363
VOLTAGRID LLC 144A 7.375% 11/01/2030 CALLABLE @ 103.688 11/01/2027	82,000		82,346
			1,315,743

TOTAL CORPORATE BONDS (COST: $39,809,202)			$38,702,303

U.S. GOVERNMENT TREASURY NOTES (1.3%)
U.S. Treasury Obligations (1.3%)
UNITED STATES TREASURY NOTE 4.000% 04/30/2032	220,000		$214,285
UNITED STATES TREASURY NOTE 4.250% 05/15/2035	225,000		217,731
UNITED STATES TREASURY NOTE 4.125% 04/30/2033	110,000		107,057
			539,073

TOTAL U.S. GOVERNMENT TREASURY NOTES (COST: $544,254)			$539,073

COMMON STOCKS (1.3%)
Communication Services (0.2%)	Shares	$
(2)CLEAR CHANNEL OUTDOOR HOLDINGS, INC.	4,640		11,229
(2)IHEARTMEDIA, INC.	1,902		6,828
+^(2)INTELSAT SA/LUXEMBOURG - CVR	3,888		57,956
			76,013

Consumer Discretionary (0.0%)
+^(2)MYT HOLDING, LLC	21,320		5,330
+^(2)NMG ESCROW EQUITY	203		0
			5,330
Health Care (0.5%)
^(2)ENVISION HEALTHCARE CORP	131		2,432
+^(2)INTERNATIONAL ONCOLOGY CARE INC	1,633		24,479
^(1)PAR HEALTH A, INC.	1,199		7,622
^PAR HEALTH B, INC.	404		2,568
^(1)KEENOVA A THERAPEUTICS PLC	1,199		117,835
^KEENOVA B THERAPEUTICS PLC	404		39,704
			194,640
Industrials (0.1%)
+^(2)INCORA TOP HOLDCO LLC	28		836
+^(1)(2)INCORA INTERMEDIATE LLC	1,553		18,558
			19,394
Materials (0.1%)
+^(2)YEOMAN CAPITAL SA	7,945		51,484
+^(2)VENATOR MATERIALS PLC	12		90
			51,574
Real Estate (0.4%)
VICI PROPERTIES, INC.	6,754		177,968
			177,968

TOTAL COMMON STOCK (COST: $1,344,327)			$524,919

CONVERTIBLE PREFERRED STOCKS (0.2%)
Consumer Discretionary (0.2%)	Shares
+^(2)MYT HOLDING, LLC (144A Series A)	53,840		$69,992
			69,992
Materials (0.0%)
^LABELS BUYER LLC	1		835
			835

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $64,601)			$70,827

The Integrity Funds | July 31, 2026

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
^(2)ENTERCOM-AUDACY INC SPECIAL WARRANT	194	$670
+^(2)ENTERCOM-AUDACY INC 2ND LIEN A	235	0
+^(2)ENTERCOM-AUDACY INC 2ND LIEN B	39	0
		670
Materials (0.0%)
^(2)LABELS BUYER LLC WTS	10	475
		475

TOTAL WARRANTS (COST: $69,211)		$1,145

TOTAL INVESTMENTS (COST: $41,831,595)		$39,838,267
OTHER ASSETS LESS LIABILITIES (4.9%)		$2,071,989
NET ASSETS (100.0%)		$41,910,256

(1) All or a portion of the security is considered restricted at July 31, 2026. See Note 2.
(2) Non-income producing security.
(3) Issue is in default.
(4) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parentheses.
(5) No stated maturity date linked to escrow payment.
# When-issued purchase as of July 31, 2026.

+ The level 3 securities were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs. Fair value determined in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $245,560 or 0.59% of net assets as of July 31, 2026. See Note 3.

^ Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $417,714 representing 1.00% of net assets as of July 31, 2026.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $34,258,952 representing 81.70% of net assets as of July 31, 2026.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity Mid-North American Resources Fund

		Fair
	Shares	Value
COMMON STOCKS (98.9%)

Consumer Discretionary (0.7%)
*TESLA INC	4,500	$1,400,445
		1,400,445
Consumer Staples (0.6%)
*DARLING INGREDIENTS INC	20,000	1,212,800
		1,212,800
Energy (74.2%)
*ANTERO RESOURCES CORP	140,000	5,059,600
ARCHROCK INC	180,000	6,436,800
BAKER HUGHES A GE CO	130,000	7,863,700
CAMECO CORP	8,000	691,040
CENOVUS ENERGY INC	60,000	1,811,400
CHENIERE ENERGY INC	54,000	14,232,780
EXPAND ENERGY CORP	43,000	4,043,290
CHEVRON CORP	41,000	8,070,030
DEVON ENERGY CORP	100,000	4,513,000
DIAMONDBACK ENERGY INC	40,000	8,118,000
EQT CORP	75,000	3,996,750
EXXONMOBIL HOLDINGS CORP	10,000	1,554,400
*GULFPORT ENERGY CORP	10,000	1,613,700
KODIAK GAS SERVICES INC	100,000	5,871,000
*NEXTDECADE CORP	500,000	3,360,000
OVINTIV INC	69,000	4,309,740
PERMIAN RESOURCES CORP	400,000	8,524,000
PHILLIPS 66	35,000	7,408,800
SHELL PLC ADR	40,000	3,679,200
TARGA RESOURCES CORP	32,000	8,651,840
TC ENERGY CORP	50,000	3,371,500
TENARIS SA ADR	25,000	1,433,250
TEXAS PACIFIC LAND CORP	9,000	3,623,220
VALERO ENERGY CORP	29,000	9,074,100
VENTURE GLOBAL INC	230,000	3,077,400
WILLIAMS COS INC/THE	174,000	12,447,960
*EXPRO LTD	20,000	319,000
TECHNIPFMC PLC	40,000	2,866,400
		146,021,900
Industrials (4.8%)
GE VERNOVA INC	2,000	1,980,580
*GENERAC HOLDINGS INC	4,000	788,440
*NEXTPOWER INC	19,000	1,707,530
*SHOALS TECHNOLOGIES GROUP INC	100,000	874,000
VERTIV HOLDINGS CO	14,000	3,381,980
*X ENERGY INC	50,000	815,500
		9,548,030
Information Technology (3.3%)
BADGER METER INC	15,000	2,015,250
*FIRST SOLAR INC	10,000	2,110,300
*FLEX LTD	20,000	2,275,000
		6,400,550
Materials (1.1%)
NUTRIEN LTD	30,000	2,072,100
		2,072,100

Real Estate (2.2%)
LANDBRIDGE CO LLC	56,000	4,341,120
		4,341,120
Utilities (12.0%)
CONSTELLATION ENERGY CORP	9,000	2,364,750
ENTERGY CORP	47,000	5,058,140
*FERVO ENERGY CO	60,000	1,352,400
NRG ENERGY INC	38,000	5,103,020
VISTRA CORP	40,000	5,927,600
XCEL ENERGY INC	50,000	3,910,000
		23,715,910

TOTAL INVESTMENTS (Cost $152,320,913)		$194,712,855
OTHER ASSETS LESS LIABILITIES (1.1%)		$2,148,033
NET ASSETS (100.0%)		$196,860,888

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Schedule of Investments - July 31, 2026

Integrity Short Term Government Fund

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (96.1%)

Fannie Mae Pool (12.0%)
(a) FN 47935 4.892% 5/1/2027 (ECOFC 1 Month + 1.254%)	79	$78
FN 252284 6.5% 1/1/2029	8,495	8,552
FN 555326 5.5% 4/1/2033	29,854	29,957
(a) FN 748375 5.745% 8/1/2033 (RFUCCT 1 Year + 0.995%)	155	156
FN DA0007 5.5% 9/1/2053	120,706	120,241
FN DF1907 5% 10/1/2050	857,561	828,869
FN BY3768 6.5% 7/1/2053	96,737	100,072
FN CB5316 6% 12/1/2052	294,206	298,983
FN FA4147 5% 1/1/2056	590,706	571,883
FN FS3411 6% 1/1/2053	160,337	162,799
FN FS4041 5.5% 3/1/2053	393,716	392,844
FN FS4979 5.5% 5/1/2053	295,184	294,428
FN FS6931 5.5% 1/1/2053	238,419	237,265
FN FS9303 6% 10/1/2054	291,901	295,300
FN FS9447 6% 12/1/2053	337,084	341,845
FN 888073 5.5% 2/1/2035	5,667	5,696
FN MA3067 3.5% 7/1/2047	88,509	77,917
FN MA4891 5.5% 12/1/2042	143,899	145,228
FN MA4935 6% 2/1/2043	101,317	102,604
FN MA5031 7% 4/1/2053	62,633	64,781
FN MA5107 5.5% 8/1/2053	171,362	170,160
		4,249,658
Fannie Mae Real Estate Mortgage Investment Conduit (5.8%)
FNR 2020-95 DA 2% 7/25/2041	197,994	187,779
FNR 2023-14 E 6% 6/25/2048	327,133	329,698
FNR 2024-24 AB 5.5% 8/25/2050	114,178	114,643
FNR 2025-4 D 5.5% 7/25/2052	111,656	112,194
(a) FNR 2025-2 FD 5.61608% 2/25/2055 (SOFR 30 Day Average + 2.000%)	165,493	168,855
FNR 2025-70 GD 5% 7/25/2055	660,000	634,485
(a) FNR 2006-33 CF 4.03056% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	215,017	213,589
(a) FNR 2009-46 FB 4.43056% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	269,046	270,526
(a) FNR 2010-35 KF 4.23056% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	17,914	17,910
		2,049,679
Fannie Mae Alternative Credit Enhancement Securities (3.0%)
(b)(c) FNA 2019-M23 X2 0.26035% 2/25/2031	25,761,962	133,365
(b)(c) FNA 2019-M32 X2 1.12142% 10/25/2029	3,946,366	96,303
(b)(c) FNA 2020-M10 X6 1.37742% 8/25/2028	3,238,724	68,932
(b)(c) FNA 2020-M17 X1 1.4171% 1/25/2028	13,837,168	135,946
(b)(c) FNA 2020-M27 X 0.81441% 5/25/2050	3,814,052	130,336
(b)(c) FNA 2020-M43 X1 1.854802% 8/25/2034	2,642,593	134,277
(b)(c) FNA 2025-M6 X 0.6551% 10/25/2035	3,095,577	148,973
(b)(c) FNA 2025-M4 X 0.52844% 8/25/2035	4,986,873	198,003
		1,046,135
Freddie Mac Pool (16.8%)
FR SC0699 5% 6/1/2045	395,181	385,709
FR SD2578 6% 3/1/2053	187,730	191,085
FR SD3475 5.5% 8/1/2053	382,870	382,205
FR SD3518 5.5% 7/1/2053	222,939	222,254
FR SD3553 6% 7/1/2053	258,375	262,987
FR SD6265 5.5% 6/1/2054	325,501	322,436
FR SD6337 6% 9/1/2054	244,606	248,133

The Integrity Funds | July 31, 2026

FR SD8300 5.5% 2/1/2053	283,222	281,768
FR QF7098 5.5% 2/1/2053	398,277	396,174
FR QF6560 5.5% 1/1/2053	307,479	306,890
FR QF8450 6% 3/1/2053	67,377	68,238
FR QU8138 6% 9/1/2053	278,170	279,072
FR RB5375 5.5% 11/1/2045	177,808	177,340
FR RB5221 6% 2/1/2043	220,376	223,798
FR SL2038 5% 11/1/2054	325,526	314,853
FR SL3546 5.5% 12/1/2050	926,615	920,137
FR TA7109 5% 3/1/2051	594,716	575,858
FR TA6761 5% 2/1/2051	396,067	385,265
		5,944,202
Freddie Mac Gold Pool (0.4%)
FG G01584 5% 8/1/2033	15,083	15,056
FG NB0014 3.5% 4/1/2049	138,224	122,632
FG H09207 6.5% 8/1/2038	7,328	7,347
		145,035
Freddie Mac Multifamily Structured Pass Through Certificates (2.7%)
(b) FHMS Q004 A2H 5.65627% 1/25/2046	51,218	51,009
(b)(c) FHMS K078 XAM 0.011695% 6/25/2028	33,580,000	47,203
(b) FHMS Q007 APT1 5.819712% 10/25/2047	10,677	10,672
(b)(c) FHMS K738 X1 1.473147% 1/25/2027	1,714,853	5,345
(b)(c) FHMS K115 X1 1.306622% 6/25/2030	1,361,787	57,958
(b)(c) FHMS KS16 X 1.18235% 1/25/2032	6,800,000	315,719
(b)(c) FHMS Q037 X 0.586311% 12/25/2030	19,842,116	451,761
		939,667
Freddie Mac Non Gold Pool (1.1%)
(a) FH 841824 5.695% 10/1/2054 (SOFR 30 Day Average + 2.232%)	380,345	382,910
		382,910
Freddie Mac Real Estate Mortgage Investment Conduit (8.6%)
FHR 2344 ZD 6.5% 8/15/2031	3,216	3,300
(a) FHR 3843 F 4.06987% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	125,853	125,269
(a) FHR 4238 FD 4.03987% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	119,140	118,963
FHR 5016 DA 2% 7/25/2044	291,559	270,900
(a) FHR 5080 BF 3% 12/25/2049 (SOFR 30 Day Average + 0.250%)	484,786	406,437
FHR 5420 KB 6% 4/25/2050	500,000	504,082
FHR 5423 A 5% 11/25/2050	36,460	36,291
FHR 5474 CB 5% 8/25/2051	746,096	739,206
(a) FHR 5508 FE 5.21608% 2/25/2055 (SOFR 30 Day Average + 1.600%)	242,892	247,438
FHR 5500 GN 5.5% 5/25/2051	175,795	175,553
(a) FHR 2801 FG 4.18987% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	219,199	218,875
(a) FHR 3117 TA 4.73987% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	220,661	212,999
		3,059,313
Freddie Mac Small Balance Loan Mortgage Trust (0.2%)
(a) FRESB 2016-SB13 A5H 4.44627% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	54,789	54,430
(a) FRESB 2016-SB16 A5H 4.44627% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	31,651	31,510
		85,940
Ginnie Mae II Pool (11.2%)
G2 MA8681 6.5% 1/20/2053	218,121	223,904
G2 MA9174 7% 9/20/2053	29,593	30,774
G2 MA9478 7% 2/20/2054	51,058	52,445
(a) G2 MB0885 5.5% 1/20/2056 (H15T 1 Year + 1.500%)	721,782	726,647
G2 MB0194 6.5% 2/20/2055	310,859	317,565
G2 MB0195 7% 2/20/2055	203,959	207,806
G2 MB0249 7% 2/20/2055	251,643	256,189
G2 MB0298 7% 4/20/2055	296,470	302,773
(a) G2 MB0435 5.5% 6/20/2055 (H15T 1 Year + 1.500%)	277,396	278,823
G2 MB0474 6.5% 7/20/2055	165,561	168,553
G2 MB0475 7% 7/20/2055	396,307	405,478
G2 MB0986 6% 3/20/2056	375,525	376,919

The Integrity Funds | July 31, 2026

G2 MB1132 6% 5/20/2056	349,287	354,060
G2 MB1206 6% 6/20/2056	248,388	249,310
		3,951,246

Government National Mortgage Association (34.1%)
(a) GNR 2015-H27 FA 4.48571% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	45,550	45,703
(b)(c) GNR 2013-15 IO 0.63378% 8/16/2051	965,997	21,022
(b)(c) GNR 2013-33 IO 0.14182% 4/16/2054	4,671,829	7,642
(b)(c) GNR 2014-73 IO 0.33642% 4/16/2056	1,976,552	18,350
(b)(c) GNR 2014-16 IO 0.38137% 6/16/2055	11,101,343	163,600
(b)(c) GNR 2015-130 IO 0.66586% 7/16/2057	1,216,964	39,587
(b)(c) GNR 2017-127 IO 0.54401% 2/16/2059	4,214,266	140,692
(b)(c) GNR 2017-143 IO 0.47701% 1/16/2059	4,742,855	134,098
(b)(c) GNR 2017-76 IO 0.74323% 12/16/2056	1,332,974	59,268
(b)(c) GNR 2017-90 IO 0.66438% 1/16/2059	3,370,648	133,404
(b)(c) GNR 2017-28 IO 0.64525% 2/16/2057	1,374,576	52,441
(b)(c) GNR 2016-52 IO 0.73209% 3/16/2058	3,383,692	120,242
(b)(c) GNR 2016-158 IO 0.73917% 6/16/2058	1,959,686	66,088
(b)(c) GNR 2016-94 IO 0.73266% 12/16/2057	7,008,410	204,836
(b)(c) GNR 2018-2 IO 0.70159% 12/16/2059	3,220,046	136,006
(b)(c) GNR 2018-74 IO 0.29538% 3/16/2060	4,675,053	74,757
(b)(c) GNR 2019-53 IA 0.74857% 6/16/2061	2,890,192	144,308
(b)(c) GNR 2019-7 IO 0.95095% 1/16/2061	3,871,215	263,859
(b)(c) GNR 2018-108 IA 0.68245% 8/16/2060	851,035	48,326
(b)(c) GNR 2018-119 IO 0.68575% 5/16/2060	627,013	34,147
(b)(c) GNR 2018-140 IO 0.67554% 7/16/2060	3,025,327	164,171
(b)(c) GNR 2020-40 IO 0.88449% 1/16/2062	5,547,147	330,248
(b)(c) GNR 2019-75 IO 0.85151% 12/16/2060	2,510,877	144,021
(b)(c) GNR 2019-156 IO 0.54936% 11/16/2061	2,359,739	93,354
(b)(c) GNR 2020-132 IO 0.85086% 9/16/2062	3,593,794	219,694
(b)(c) GNR 2020-52 IO 0.8052% 10/16/2062	3,202,912	201,527
(b)(c) GNR 2020-87 AI 1.87101% 5/16/2060	733,750	86,594
(b)(c) GNR 2020-121 IO 0.88081% 8/16/2060	3,642,355	224,073
(b)(c) GNR 2021-H11 IY 0.47602% 7/20/2071	2,431,311	76,724
(b)(c) GNR 2020-H19 SI 1.40501% 10/20/2070	369,309	9,419
(b)(c) GNR 2021-H06 YI 1.2426% 4/20/2071	1,595,260	96,283
(a) GNR 2021-H08 VF 4.82139% 4/20/2071 (SOFR 30 Day Average + 1.200%)	187,295	189,741
(b)(c) GNR 2021-63 IO 0.8156% 4/16/2061	3,960,445	232,075
(b)(c) GNR 2021-68 IO 0.87762% 10/16/2062	1,499,558	91,973
(b)(c) GNR 2021-47 IO 0.99239% 3/16/2061	1,025,664	66,574
(b)(c) GNR 2020-157 IO 0.93434% 6/16/2062	3,500,476	233,122
(b)(c) GNR 2020-168 IA 0.97478% 12/16/2062	9,002,538	629,866
(b)(c) GNR 2020-177 IO 0.80683% 6/16/2062	1,526,515	91,112
(b)(c) GNR 2021-52 IO 0.72015% 4/16/2063	2,275,202	119,108
(b)(c) GNR 2020-190 IO 1.05145% 11/16/2062	1,686,438	127,890
(b)(c) GNR 2021-51 IO 1.02026% 10/16/2062	1,956,899	137,313
(b)(c) GNR 2021-10 IO 0.99462% 5/16/2063	1,251,013	95,703
(b)(c) GNR 2021-14 IO 1.33377% 6/16/2063	2,512,594	226,804
(b)(c) GNR 2021-71 IO 0.86455% 10/16/2062	4,680,699	302,098
(b)(c) GNR 2021-31 IO 0.94033% 1/16/2061	5,584,659	381,559
(b)(c) GNR 2021-37 IO 0.79707% 1/16/2061	4,391,782	256,046
(b)(c) GNR 2021-36 IO 1.27922% 3/16/2063	1,784,695	143,255
(b)(c) GNR 2021-171 IO 0.9918% 8/16/2061	2,925,165	190,676
(b)(c) GNR 2021-150 IO 1.04345% 11/16/2063	946,430	73,587
(b)(c) GNR 2021-110 IO 0.87632% 11/16/2063	4,337,502	283,715
(b)(c) GNR 2021-124 IO 0.98924% 10/16/2062	2,133,009	139,161
(b)(c) GNR 2021-195 IX 1.20382% 8/16/2063	6,971,069	645,439
(b)(c) GNR 2021-198 IO 0.80894% 11/16/2061	4,151,863	231,789
(b)(c) GNR 2021-208 IO 0.75506% 6/16/2064	3,475,935	195,910
(b)(c) GNR 2023-161 IO 1.12728% 7/16/2065	1,710,151	145,761
(b)(c) GNR 2024-67 EI 0.65765% 10/16/2065	1,890,907	101,439

The Integrity Funds | July 31, 2026

(b)(c) GNR 2025-31 IO 0.57524% 8/16/2067	8,402,970	514,594
(b)(c) GNR 2024-161 IO 0.73993% 6/16/2064	1,718,938	96,704
(b)(c) GNR 2024-179 XI 0.85698% 12/16/2066	3,096,503	211,224
(b)(c) GNR 2025-53 IO 0.50978% 10/16/2066	5,140,339	267,591
(b)(c) GNR 2025-109 IO 0.60214% 5/16/2067	4,931,647	280,186
(b)(c) GNR 2026-57 IO 0.51472% 3/16/2066	4,482,973	252,167
(b)(c) GNR 2023-H02 IK 1.18786% 1/20/2073	984,329	74,541
(b)(c) GNR 2022-H07 IG 1.90624% 2/20/2072	474,066	16,662
(b)(c) GNR 2025-H02 DI 1.04977% 12/20/2074	6,424,148	308,865
(b)(c) GNR 2023-H16 GI 0.82699% 6/20/2073	1,896,067	87,502
(b)(c) GNR 2024-H07 IG 0.97549% 4/20/2074	1,570,008	104,969
(b)(c) GNR 2025-H05 DI 1.22566% 2/20/2075	4,109,788	101,295
(b)(c) GNR 2025-201 IO 0.74245% 3/16/2066	4,221,469	294,441
GNR 2024-126 PG 6% 3/20/2054	119,281	117,634
(a) GNR 2024-181 WF 5.27139% 11/20/2054 (SOFR 30 Day Average + 1.650%)	444,598	446,665
		12,061,241
Seasoned Credit Risk Transfer Trust Series (0.2%)
SCRT 2020-3 M5TW 3% 5/25/2060	62,685	54,829
		54,829

TOTAL MORTGAGE BACKED SECURITIES (Cost: $33,213,860)		$33,969,854

U.S. GOVERNMENT TREASURY BILLS (1.1%)
(d) United States Treasury Bill 3.800% 01/21/2027	200,000	196,368
(d) United States Treasury Bill 3.755% 11/ 24/2026	200,000	197,629
TOTAL U.S. GOVERNMENT TREASURY BILLS (Cost $393,785)		$393,997

TOTAL INVESTMENTS (Cost $33,607,645) (97.2%)		$34,363,851
OTHER ASSETS LESS LIABILITIES (2.8%)		$987,820
NET ASSETS (100.0%)		$35,351,671

(a) Variable rate security; the rate shown represents the rate at July 31, 2026. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at July 31, 2026. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Effective yield as of July 31, 2026. Security does not have a stated interest rate.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average rate disclosed as of July 31, 2026, based on the last reset date of the security.
TSFR - Term Secured Overnight Financing Rate
TSFR 1 Month Average rate disclosed as of July 31, 2026, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
ECOFC 1 Month rate disclosed as of July 31, 2026, based on the last reset date of the security.
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year rate disclosed as of July 31, 2026, based on the last reset date of the security.
H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year
H15T 1 Year rate disclosed as of July 31, 2026, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Assets and Liabilities – as of July 31, 2026

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$602,503,203	$13,817,800	$58,548,735

Investments in securities, at value	$785,929,390	$16,066,708	$135,131,701
Cash and cash equivalents	18,002,321	966,022	14,844,573
Receivable for Fund shares sold	1,017,133	-	752,805
Accrued dividends receivable	1,574,606	62,403	91,158
Accrued interest receivable	31,314	3,501	23,321
Receivable from affiliate	287,361	11,343	60,120
Prepaid expenses	115,686	1,229	-
Total assets	$806,957,811	$17,111,206	$150,903,678

LIABILITIES
Payable for Fund shares redeemed	$518,481	$-	$13,830
Trustees’ fees payable	27,042	453	6,261
Payable to affiliates	795,831	21,416	209,938
Accrued expenses	98,307	6,610	27,770
Total liabilities	$1,439,661	$28,479	$257,799

NET ASSETS	$805,518,150	$17,082,727	$150,645,879

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$595,180,534	$14,790,165	$60,990,906
Distributable earnings	210,337,616	2,292,562	89,654,973

NET ASSETS	$805,518,150	$17,082,727	$150,645,879

Net Assets - Class A	$185,723,026	$1,652,658	$79,679,098
Net Assets - Class C	$58,826,498	$65,853	$11,246,010
Net Assets - Class I	$560,968,626	$15,364,216	$59,720,771
Shares outstanding - Class A	7,941,455	127,154	579,703
Shares outstanding - Class C	2,543,047	5,000	85,723
Shares outstanding - Class I	23,961,969	1,189,601	432,993
Net asset value per share - Class A*	$23.39	$13.00	$137.45
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$24.62	$13.68	$144.68
Net asset value per share - Class C*	$23.13	$13.17	$131.19
Net asset value per share - Class I	$23.41	$12.92	$137.93

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Assets and Liabilities (continued) – as of July 31, 2026

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$41,831,595	$152,320,913	$33,607,645

Investments in securities, at value	$39,838,267	$194,712,855	$34,363,851
Cash and cash equivalents	1,542,501	2,315,589	689,743
Receivable for securities sold	12,896	-	-
Receivable for Fund shares sold	2,642	41,443	4,250
Accrued dividends receivable	-	74,800	-
Accrued interest receivable	698,475	5,984	303,609
Receivable from affiliate	22,175	-	9,945
Prepaid expenses	58	4,320	19,203
Total assets	$42,117,014	$197,154,991	$35,390,601

LIABILITIES
Payable for securities purchased	$58,588	$-	$-
Payable for Fund shares redeemed	27,436	66,000	-
Distributions payable	34,727	-	-
Trustees’ fees payable	2,795	7,391	1,413
Payable to affiliates	54,438	199,130	18,447
Accrued expenses	28,774	21,582	19,070
Total liabilities	$206,758	$294,103	$38,930

NET ASSETS	$41,910,256	$196,860,888	$35,351,671

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$45,632,797	$289,415,967	$43,733,863
Distributable earnings (accumulated losses)	(3,722,541)	(92,555,079)	(8,382,192)

NET ASSETS	$41,910,256	$196,860,888	$35,351,671

Net Assets - Class A	$22,056,637	$97,188,074	$561,470
Net Assets - Class C	$2,017,410	$4,378,865	$ N/A
Net Assets - Class I	$17,836,209	$95,293,949	$34,790,201
Shares outstanding - Class A	2,911,767	11,015,826	62,998
Shares outstanding - Class C	266,318	500,876	N/A
Shares outstanding - Class I	2,356,242	10,884,080	3,898,709
Net asset value per share - Class A*	$7.58	$8.82	$8.91
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$7.92	$9.28	$9.09
Net asset value per share - Class C*	$7.58	$8.74	N/A
Net asset value per share - Class I	$7.57	$8.76	$8.92

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Operations – for the year ended July 31, 2026

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $327,470, $24,091, and $0, respectively)	$23,743,672	$851,159	$1,534,790
Interest	349,481	17,866	90,038
Total investment income	$24,093,153	$869,025	$1,624,828

EXPENSES
Investment advisory fees	$4,793,215	$94,742	$1,275,487
Distribution (12b-1) fees - Class A	399,251	2,313	177,102
Distribution (12b-1) fees - Class C	477,413	601	98,497
Transfer agent fees	1,028,023	34,762	241,588
Administrative service fees	902,264	70,540	231,318
Professional fees	104,792	3,942	21,535
Reports to shareholders	25,300	730	2,280
License, fees, and registrations	58,470	3,450	22,106
Audit fees	85,400	5,400	20,281
Trustees’ fees	41,553	781	10,885
Transfer agent out-of-pockets	165,878	2,235	40,805
Custodian fees	48,350	2,007	12,750
Legal fees	27,517	911	4,838
Insurance expense	6,937	303	2,144
Total expenses	$8,164,363	$222,717	$2,161,616
Less expenses waived or reimbursed (See Note 7)	(2,809,865)	(126,188)	(623,189)
Total net expenses	$5,354,498	$96,529	$1,538,427

NET INVESTMENT INCOME (LOSS)	$18,738,655	$772,496	$86,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$43,333,800	$180,774	$14,021,835
Net change in unrealized appreciation (depreciation) of investments	105,105,712	2,221,356	20,092,724
Net realized and unrealized gain (loss) on investments	$148,439,512	$2,402,130	$34,114,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,178,167	$3,174,626	$34,200,960

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Operations (continued) – for the year ended July 31, 2026

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $32,112, and $0, respectively)	$12,157	$2,943,848	$-
Interest	2,836,552	124,264	1,429,388
Total investment income	$2,848,709	$3,068,112	$1,429,388

EXPENSES
Investment advisory fees	$382,577	$849,646	$109,357
Distribution (12b-1) fees - Class A	57,511	455,013	1,103
Distribution (12b-1) fees - Class C	21,799	37,034	N/A
Transfer agent fees	66,012	317,760	49,744
Administrative service fees	115,762	290,710	91,033
Professional fees	8,288	22,217	7,475
Reports to shareholders	365	10,840	229
License, fees, and registrations	13,370	28,952	9,725
Audit fees	14,933	22,899	11,102
Trustees’ fees	4,760	12,160	2,382
Transfer agent out-of-pockets	12,945	90,545	2,582
Custodian fees	21,528	13,809	20,805
Legal fees	1,933	1,701	1,887
Insurance expense	820	1,911	-
Tax expense	-	-	34
Expenses recouped (See Note 7)	-	38,102	-
Total expenses	$722,603	$2,193,299	$307,458
Less expenses waived or reimbursed (See Note 7)	(265,340)	-	(105,170)
Total net expenses	$457,263	$2,193,299	$202,288

NET INVESTMENT INCOME (LOSS)	$2,391,446	$874,813	$1,227,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(319,810)	$30,666,750	$70,743
Net change in unrealized appreciation (depreciation) of investments	28,037	19,755,762	573,450
Net realized and unrealized gain (loss) on investments	$(291,773)	$50,422,512	$644,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,099,673	$51,297,325	$1,871,293

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Changes in Net Assets – for the year ended July 31, 2026

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$18,738,655	$772,496	$86,401
Net realized gain (loss) from investment transactions	43,333,800	180,774	14,021,835
Net change in unrealized appreciation (depreciation) of investments	105,105,712	2,221,356	20,092,724
Net increase (decrease) in net assets resulting from operations	$167,178,167	$3,174,626	$34,200,960

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(10,953,755)	$(64,009)	$(2,352,363)
Distributions - Class C	(2,919,154)	(3,723)	(325,174)
Distributions - Class I	(30,150,759)	(847,224)	(1,632,321)
Total distributions	$(44,023,668)	$(914,956)	$(4,309,858)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$28,132,403	$1,266,046	$5,189,039
Proceeds from sale of shares - Class C	14,284,387	-	528,331
Proceeds from sale of shares - Class I	179,564,675	4,311,380	17,008,853
Proceeds from reinvested dividends - Class A	10,141,883	61,591	2,239,695
Proceeds from reinvested dividends - Class C	2,648,533	-	315,889
Proceeds from reinvested dividends - Class I	26,504,010	287,878	1,467,745
Cost of shares redeemed - Class A	(23,043,436)	(309,968)	(9,537,637)
Cost of shares redeemed - Class C	(6,619,344)	-	(754,300)
Cost of shares redeemed - Class I	(69,219,816)	(410,015)	(9,704,547)
Net increase (decrease) in net assets resulting from capital share transactions	$162,393,295	$5,206,912	$6,753,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	$285,547,794	$7,466,582	$36,644,170
NET ASSETS, BEGINNING OF PERIOD	519,970,356	9,616,145	114,001,709
NET ASSETS, END OF PERIOD	$805,518,150	$17,082,727	$150,645,879

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2026

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,391,446	$874,813	$1,227,100
Net realized gain (loss) from investment transactions	(319,810)	30,666,750	70,743
Net change in unrealized appreciation (depreciation) of investments	28,037	19,755,762	573,450
Net increase (decrease) in net assets resulting from operations	$2,099,673	$51,297,325	$1,871,293

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,205,871)	$(233,252)	$(14,676)
Distributions - Class C	(97,794)	(1,251)	N/A
Distributions - Class I	(1,087,514)	(436,683)	(1,261,774)
Total distributions	$(2,391,179)	$(671,186)	$(1,276,450)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,542,259	$5,650,463	$234,308
Proceeds from sale of shares - Class C	252,040	1,218,828	N/A
Proceeds from sale of shares - Class I	2,804,507	36,488,440	15,675,015
Proceeds from reinvested dividends - Class A	1,036,907	224,811	13,945
Proceeds from reinvested dividends - Class C	65,631	1,226	N/A
Proceeds from reinvested dividends - Class I	860,485	372,031	723,307
Cost of shares redeemed - Class A	(3,176,026)	(17,125,363)	(156,684)
Cost of shares redeemed - Class C	(555,341)	(856,051)	N/A
Cost of shares redeemed - Class I	(7,341,520)	(14,937,712)	(14,110,683)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,511,058)	$11,036,673	$2,379,208

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,802,564)	$61,662,812	$2,974,051
NET ASSETS, BEGINNING OF PERIOD	46,712,820	135,198,076	32,377,620
NET ASSETS, END OF PERIOD	$41,910,256	$196,860,888	$35,351,671

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,746,797	$487,003	$398,521
Net realized gain (loss) from investment transactions	17,909,084	11,022	3,517,314
Net change in unrealized appreciation (depreciation) of investments	14,560,780	(209,455)	9,906,452
Net increase (decrease) in net assets resulting from operations	$46,216,661	$288,570	$13,822,287

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(11,388,062)	$(21,794)	$(1,397,020)
Distributions - Class C	(2,707,235)	(2,625)	(155,206)
Distributions - Class I	(24,147,540)	(467,666)	(862,509)
Total distributions	$(38,242,837)	$(492,085)	$(2,414,735)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,132,754	$280,034	$3,088,507
Proceeds from sale of shares - Class C	10,306,053	-	666,660
Proceeds from sale of shares - Class I	165,439,510	6,207,987	10,680,106
Proceeds from reinvested dividends - Class A	10,512,086	21,682	1,336,397
Proceeds from reinvested dividends - Class C	2,582,419	-	150,509
Proceeds from reinvested dividends - Class I	21,105,599	132,998	732,315
Cost of shares redeemed - Class A	(21,143,930)	(47,237)	(7,572,876)
Cost of shares redeemed - Class C	(6,254,846)	-	(725,130)
Cost of shares redeemed - Class I	(68,061,391)	(1,424,234)	(7,679,060)
Net increase (decrease) in net assets resulting from capital share transactions	$135,618,254	$5,171,230	$677,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$143,592,078	$4,967,715	$12,084,980
NET ASSETS, BEGINNING OF PERIOD	376,378,278	4,648,430	101,916,729
NET ASSETS, END OF PERIOD	$519,970,356	$9,616,145	$114,001,709

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,594,779	$1,188,547	$1,012,156
Net realized gain (loss) from investment transactions	(44,937)	10,617,161	(96,394)
Net change in unrealized appreciation (depreciation) of investments	1,380,003	4,677,100	789,727
Net increase (decrease) in net assets resulting from operations	$3,929,845	$16,482,808	$1,705,489

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,249,008)	$(630,040)	$(10,878)
Distributions - Class C	(129,902)	(13,284)	N/A
Distributions - Class I	(1,215,069)	(545,223)	(1,020,478)
Return of Capital - Class A	-	(82,256)	-
Return of Capital - Class C	-	(1,734)	-
Return of Capital - Class I	-	(71,182)	-
Total distributions	$(2,593,979)	$(1,343,719)	$(1,031,356)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,770,412	$6,719,793	$322,838
Proceeds from sale of shares - Class C	310,983	212,752	N/A
Proceeds from sale of shares - Class I	4,673,776	17,584,280	23,258,033
Proceeds from reinvested dividends - Class A	1,062,936	683,530	10,878
Proceeds from reinvested dividends - Class C	97,673	14,616	N/A
Proceeds from reinvested dividends - Class I	915,630	482,516	584,274
Cost of shares redeemed - Class A	(4,646,947)	(14,945,812)	(153,999)
Cost of shares redeemed - Class C	(1,650,139)	(2,117,843)	N/A
Cost of shares redeemed - Class I	(5,744,555)	(11,392,863)	(9,168,892)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,210,231)	$(2,759,031)	$14,853,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,874,365)	$12,380,058	$15,527,265
NET ASSETS, BEGINNING OF PERIOD	48,587,185	122,818,018	16,850,355
NET ASSETS, END OF PERIOD	$46,712,820	$135,198,076	$32,377,620

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Notes to Financial Statements

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund, seeks to maximize qualified dividend income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks to provide a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Valuation Designee using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—For Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund, and High Income Fund- Class A shares of $1 million investment or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For Short Term Government Fund Class A – For investments of $200,000 or more, a 0.40% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

The Integrity Funds | July 31, 2026

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of July 31, 2026:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
Incora Intermediate LLC	1,553	1/31/2025	58,682	$ 18,558
Incora, Inc. 144A 6.000% 01/31/2033	35,144	1/31/2025	51,366	$ 16,808
Keenova A Therapeutics PLC	1,199	5/19/2026	85,263	$117,835
Par Health A, Inc.	1,199	5/19/2026	3,684	$ 7,622

The Integrity Funds | July 31, 2026

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2026:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$785,929,390	$–	$–	$785,929,390
Total	$785,929,390	$–	$–	$785,929,390

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,066,708	$–	$–	$16,066,708
Total	$16,066,708	$–	$–	$16,066,708

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$135,131,701	$–	$–	$135,131,701
Total	$135,131,701	$–	$–	$135,131,701

High Income Fund	Level 1	Level 2	Level 3**	Total
Corporate Bonds*	$–	$38,685,468	$16,835	$38,702,303
U.S. Government Bills/Notes	–	539,073	–	539,073
Common Stocks*	196,025	170,161	158,733	524,919
Convertible Preferred Stock	–	835	69,992	70,827
Warrants*	–	1,145	–	1,145
Total	$196,025	$39,396,682	$245,560	$39,838,267

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$194,712,855	$–	$–	$194,712,855
Total	$194,712,855	$–	$–	$194,712,855

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$33,969,854	$–	$33,969,854
U.S Government Notes/Bills	–	393,997	–	393,997
Total	$–	$34,363,851	$–	$34,363,851

*Level 3 investments for High Income Fund include corporate bonds, common stock, and warrants valued at zero.

**A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets.  Management has concluded that Level 3 investments are not material in relation to Net Assets.

Please refer to the Schedules of Investments for sector classification.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2026, were as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$315,729,339	$10,399,608	$11,795,723	$11,047,407	$119,502,447	$32,775,283
Sales	$179,097,262	$ 6,035,042	$22,058,629	$16,063,806	$107,262,376	$28,993,961

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

The Integrity Funds | July 31, 2026

Year Ended July 31, 2026:	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,299,296	104,443	42,225	200,402	715,327	26,259
Shares issued from reinvestments	490,558	5,230	19,595	135,217	31,257	1,567
Shares redeemed	(1,087,006)	(25,152)	(80,920)	(414,402)	(2,182,950)	(17,603)
Net increase (decrease)	702,848	84,521	(19,100)	(78,783)	(1,436,366)	10,223

Class C
Shares sold	669,613	-	4,319	32,868	165,523	N/A
Shares issued from reinvestments	129,937	-	2,883	8,555	178	N/A
Shares redeemed	(314,495)	-	(6,718)	(72,399)	(116,643)	N/A
Net increase (decrease)	485,055	-	484	(30,976)	49,058	N/A

Class I
Shares sold	8,297,611	356,518	132,227	364,931	4,768,180	1,753,935
Shares issued from reinvestments	1,277,683	24,316	12,815	112,269	49,846	81,178
Shares redeemed	(3,235,471)	(35,766)	(78,969)	(957,728)	(1,887,029)	(1,579,942)
Net increase (decrease)	6,339,823	345,068	66,073	(480,528)	2,930,997	255,171

Year Ended July 31, 2025:	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,112,242	25,151	30,582	236,074	1,136,956	37,056
Shares issued from reinvestments	562,361	2,005	13,389	140,642	117,214	1,256
Shares redeemed	(1,118,662)	(4,422)	(74,719)	(616,357)	(2,507,689)	(17,851)
Net increase (decrease)	555,941	22,734	(30,748)	(239,641)	(1,253,519)	20,461

Class C
Shares sold	549,833	-	6,798	41,022	35,627	N/A
Shares issued from reinvestments	139,751	-	1,561	12,905	2,572	N/A
Shares redeemed	(332,365)	-	(7,506)	(218,902)	(358,934)	N/A
Net increase (decrease)	357,219	-	853	(164,975)	(320,735)	N/A

Class I
Shares sold	8,725,302	563,883	104,769	622,152	2,907,842	2,683,524
Shares issued from reinvestments	1,128,137	12,331	7,324	121,219	82,878	67,436
Shares redeemed	(3,640,564)	(133,936)	(76,251)	(764,148)	(1,920,018)	(1,049,556)
Net increase (decrease)	6,212,875	442,278	35,842	(20,777)	1,070,702	1,701,404

NOTE 6: Income Tax Information

At July 31, 2026, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$602,503,203	$13,817,800	$58,548,735	$41,849,757	$152,320,913	$33,607,645
Unrealized appreciation	$198,119,495	$2,599,262	$76,990,281	$476,879	$45,238,427	$1,394,416
Unrealized depreciation	(14,693,308)	(350,354)	(407,315)	(2,488,369)	(2,846,485)	(638,210)
Net unrealized appreciation/ depreciation*	$183,426,187	$2,248,908	$76,582,966	$(2,011,490)	$42,391,942	$756,206
* Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The Integrity Funds | July 31, 2026

The tax character of distributions paid was as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	S-T Gov Fund

Year ended July 31, 2026:
Ordinary Income	$18,735,539	$772,403	$492,758	$2,421,950	$671,186	$1,276,450
Capital Gain	25,288,129	142,553	3,817,100	–	–	–
	$44,023,668	$914,956	$4,309,858	$2,421,950	$671,186	$1,276,450
Year ended July 31, 2025:
Ordinary Income	$13,746,797	$486,986	$535,633	$2,572,890	$1,188,547	$1,031,356
Return of Capital	–	–	–	–	155,172	–
Capital Gain	24,496,040	5,099	1,879,102	–	–	–
	$38,242,837	$492,085	$2,414,735	$2,572,890	$1,343,719	$1,031,356

Permanent differences identified and reclassified among the components of net assets were recorded. These reclassifications had no effect on net assets, results of operations, or net asset value (“NAV”) per share for the Funds. As of July 31, 2026, there were no permanent differences identified for the Funds.

As of July 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$544,110	$69,892	$35,601	$30,537	$203,627	$23,373
Distributions Payable	–	–	–	(34,727)	–	–
Undistributed capital gain	30,893,229	–	13,036,406	–	–	–
Capital loss carryforward	(4,525,910)	–	–	(1,706,861)	(135,150,648)	(9,161,771)
Post-October losses deferred^	–	(26,238)	–	–	–	–
Unrealized appreciation/ (depreciation)*	183,426,187	2,248,908	76,582,966	(2,011,490)	42,391,942	756,206
Total accumulated earnings/(deficit)	$210,337,616	$2,292,562	$89,654,973	$(3,722,541)	$(92,555,079)	$(8,382,192)
* Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

^Funds can elect to defer incurred capital losses that occur after October 31 within the fiscal year.  Such losses are deemed to arise on the first business day of the following fiscal year for tax purposes.

The Funds’ capital loss carryforward amounts as of July 31, 2026 are as follows:

	Dividend Harvest Fund		Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	S-T Gov Fund
Non-expiring S-T losses	$4,525,910	*	$–	$–	$–	$95,075,371	$4,562,967
Non-expiring L-T losses	–		–	–	1,706,861	40,075,277	4,598,804
Total	$4,525,910		$–	$–	$1,706,861	$135,150,648	$9,161,771

Capital loss carryforward utilized	$368,337		$–	$–	$–	$30,666,749	$22,145
*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, J.P. Morgan Investment Management Inc. (“JPMIM”) is the sub-adviser. As compensation for sub-advisory services provided to the High Income Fund, VFM is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund’s average daily net assets (allocated proportionally between Class A, Class C, and Class I shares of the High Income Fund). For S-T Gov Fund, M.D. Sass, LLC (“M.D. Sass”) is the sub-adviser. As compensation for sub-advisory services provided to the Fund, VFM is required to pay M.D. Sass a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets (allocated proportionally between Class A and Class I shares of the S-T Gov Fund).

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. The Funds pay investment advisory fees to VFM on a monthly basis. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2026, the expense limitations may be terminated or revised for the Funds.

The Integrity Funds | July 31, 2026

Expense limitations as of July 31, 2026, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	1.09%	1.84%	0.84%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2026			Receivable/Payable* 7/31/2026
	Advisory	Waived/ (Recouped)	Reimb.	Advisory	Waived/ (Recouped)	Reimb.
Dividend Harvest Fund	$4,793,215	$2,809,865	$-	$499,155	$287,361	$-
Dividend Summit Fund	$94,742	$94,742	$31,446	$10,620	$10,620	$723
Growth & Income Fund	$1,275,487	$623,189	$-	$129,327	$60,120	$-
High Income Fund	$382,577	$265,340	$-	$30,322	$22,175	$-
MNA Resources Fund	$849,646	$(38,102)	$-	$83,367	$(3,265)	$-
S-T Gov Fund	$109,357	$105,170	$-	$8,983	$8,983	$962

*Advisory fees and Recouped Waivers are payables to VFM and are included in the Payable to affiliates on the Statements of Assets and Liabilities. Waived and Reimbursed fees are receivables from VFM and are included in the Receivable from affiliate on the Statements of Assets and Liabilities.

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of July 31, 2026, amounts subject to recoupment and expiration dates are as follows:

	7/31/2027 Amount	7/31/2028 Amount	07/31/2029 Amount	Total
Dividend Harvest Fund	$1,653,668	$2,013,200	$2,809,865	$6,476,733
Dividend Summit Fund	$91,036	$124,024	$126,188	$341,248
Growth & Income Fund	$479,449	$569,802	$623,189	$1,672,440
High Income Fund	$317,306	$298,542	$265,340	$881,188
MNA Resources Fund	$125,584	$5,042	$-	$130,626
S-T Gov Fund	$60,884	$76,817	$105,170	$242,871

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Fees.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2026			Payable* 7/31/2026
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$459,371	$-	$399,251	$39,093
Dividend Harvest Fund - C	$-	$260	$477,413	$49,375
Dividend Summit Fund - A	$22,766	$-	$2,313	$341
Dividend Summit Fund - C	$-	$-	$601	$55
Growth & Income Fund - A	$54,645	$-	$177,102	$17,323
Growth & Income Fund - C	$-	$360	$98,497	$9,807
High Income Fund - A	$11,353	$25	$57,511	$4,686
High Income Fund - C	$-	$-	$21,799	$1,722
MNA Resources Fund - A	$102,350	$-	$455,013	$41,307
MNA Resources Fund - C	$-	$245	$37,034	$3,720
S-T Gov Fund - A	$-	$-	$1,103	$105

The Integrity Funds | July 31, 2026

*Distribution fees are payable to IFD and are included in the Payable to affiliates on the Statements of Assets and Liabilities.

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million, 0.13% on the next $700 million to $1.2 billion and at a lower rate in excess of $1.2 billion of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million, 0.12% on the next $700 million to $1.2 billion and at a lower rate in excess of $1.2 billion of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2026		Payable* 7/31/2026
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$1,193,901	$902,264	$116,219	$91,989
Dividend Summit Fund	$36,997	$70,540	$3,833	$6,567
Growth & Income Fund	$282,393	$231,318	$30,895	$22,586
High Income Fund	$78,957	$115,762	$8,234	$9,474
MNA Resources Fund	$408,305	$290,710	$39,547	$27,924
S-T Gov Fund	$52,326	$91,033	$1,770	$7,589

*Transfer Agency and Administrative Service fees are payable to IFS and are included in the Payable to affiliates on the Statements of Assets and Liabilities.

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

The Growth and Income Fund does not concentrate in any one industry, based on economic conditions, it may make significant investments in certain sectors. The Fund may invest significantly in securities of companies in the information technology sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

NOTE 9: Segment Reporting

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic280) Improvements to Reportable Segment Disclosures (“ASU2023-07”), subject to the oversight and, when applicable, approval of the Board, the Treasurer of the Trust acts as the Portfolios’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and each Portfolio’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements.

NOTE 10: Subsequent Events

The Integrity Funds | July 31, 2026

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Harvest Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$19.32	$19.02	$16.44	$16.33	$15.12

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.60	$0.56	$0.52	$0.52	$0.50
Net realized and unrealized gain (loss) on investments(2)	4.96	1.40	2.58	0.31	1.21
Total from investment operations	$5.56	$1.96	$3.10	$0.83	$1.71

Less Distributions:
Dividends from net investment income	$(0.60)	$(0.56)	$(0.52)	$(0.51)	$(0.50)
Distributions from net realized gains	(0.89)	(1.10)	0.00	(0.21)	0.00
Total distributions	$(1.49)	$(1.66)	$(0.52)	$(0.72)	$(0.50)

NET ASSET VALUE, END OF PERIOD	$23.39	$19.32	$19.02	$16.44	$16.33

Total Return (excludes any applicable sales charge)	29.99%	10.81%	19.38%	5.31%	11.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$185,723	$139,844	$127,113	$111,909	$105,799
Ratio of expenses to average net assets after waivers(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers	1.39%	1.40%	1.46%	1.43%	1.44%
Ratio of net investment income to average net assets(3)	2.81%	2.94%	3.11%	3.23%	3.13%
Portfolio turnover rate	28.33%	27.86%	41.80%	22.79%	14.84%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Harvest Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$19.13	$18.85	$16.29	$16.19	$15.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.44	$0.41	$0.39	$0.39	$0.38
Net realized and unrealized gain (loss) on investments(2)	4.89	1.39	2.57	0.31	1.19
Total from investment operations	$5.33	$1.80	$2.96	$0.70	$1.57

Less Distributions:
Dividends from net investment income	$(0.44)	$(0.42)	$(0.40)	$(0.39)	$(0.38)
Distributions from net realized gains	(0.89)	(1.10)	0.00	(0.21)	0.00
Total distributions	$(1.33)	$(1.52)	$(0.40)	$(0.60)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$23.13	$19.13	$18.85	$16.29	$16.19

Total Return (excludes any applicable sales charge)	28.96%	9.99%	18.55%	4.50%	10.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$58,826	$39,361	$32,058	$27,906	$22,463
Ratio of expenses to average net assets after waivers(3)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers	2.14%	2.15%	2.21%	2.18%	2.19%
Ratio of net investment income to average net assets(3)	2.06%	2.19%	2.36%	2.48%	2.38%
Portfolio turnover rate	28.33%	27.86%	41.80%	22.79%	14.84%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Harvest Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$19.34	$19.04	$16.45	$16.34	$15.13

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.66	$0.61	$0.56	$0.56	$0.55
Net realized and unrealized gain (loss) on investments(2)	4.95	1.40	2.60	0.31	1.20
Total from investment operations	$5.61	$2.01	$3.16	$0.87	$1.75

Less Distributions:
Dividends from net investment income	$(0.65)	$(0.61)	$(0.57)	$(0.55)	$(0.54)
Distributions from net realized gains	(0.89)	(1.10)	0.00	(0.21)	0.00
Total distributions	$(1.54)	$(1.71)	$(0.57)	$(0.76)	$(0.54)

NET ASSET VALUE, END OF PERIOD	$23.41	$19.34	$19.04	$16.45	$16.34

Total Return (excludes any applicable sales charge)	30.28%	11.07%	19.73%	5.58%	11.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$560,969	$340,766	$217,207	$198,461	$123,271
Ratio of expenses to average net assets after waivers(3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers	1.14%	1.15%	1.21%	1.18%	1.19%
Ratio of net investment income to average net assets(3)	3.06%	3.19%	3.37%	3.48%	3.38%
Portfolio turnover rate	28.33%	27.86%	41.80%	22.79%	14.84%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Summit Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	7/31/26	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.91	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.70	$0.62	$0.70	$0.15
Net realized and unrealized gain (loss) on investments(2)	2.32	(0.10)	0.66	0.17
Total from investment operations	$3.02	$0.52	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.70)	$(0.60)	$(0.62)	$(0.15)
Distributions from net realized gains	(0.14)	(0.01)	0.00	0.00
Total distributions	$(0.84)	$(0.61)	$(0.62)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$13.00	$10.82	$10.91	$10.17

Total Return (excludes any applicable sales charge)#	28.99%	4.88%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,653	$461	$217	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.99%	0.81%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	1.97%	2.41%	5.50%	12.71%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.87%	5.71%	6.83%	5.95%
Portfolio turnover rate#	49.68%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.91% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.18% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Summit Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	7/31/26	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97	$11.02	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.62	$0.55	$0.62	$0.13
Net realized and unrealized gain (loss) on investments(2)	2.32	(0.07)	0.76	0.19
Total from investment operations	$2.94	$0.48	$1.38	$0.32

Less Distributions:
Dividends from net investment income	$(0.60)	$(0.52)	$(0.55)	$(0.13)
Distributions from net realized gains	(0.14)	(0.01)	0.00	0.00
Total distributions	$(0.74)	$(0.53)	$(0.55)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$13.17	$10.97	$11.02	$10.19

Total Return (excludes any applicable sales charge)#	27.80%	4.40%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$66	$55	$55	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	1.74%	1.19%	0.05%	0.00%
Ratio of expenses to average net assets before waivers^	2.76%	3.19%	8.04%	13.45%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.12%	4.96%	6.07%	5.21%
Portfolio turnover rate#	49.68%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 1.69% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.55% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Dividend Summit Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	7/31/26	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$10.88	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.73	$0.65	$0.73	$0.15
Net realized and unrealized gain (loss) on investments(2)	2.27	(0.11)	0.63	0.17
Total from investment operations	$3.00	$0.54	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.72)	$(0.63)	$(0.65)	$(0.15)
Distributions from net realized gains	(0.14)	(0.01)	0.00	0.00
Total distributions	$(0.86)	$(0.64)	$(0.65)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$12.92	$10.78	$10.88	$10.17

Total Return (excludes any applicable sales charge)#	29.04%	5.06%	14.04%	3.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,364	$9,100	$4,376	$549
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.74%	0.65%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	1.74%	2.16%	4.48%	12.42%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	6.12%	5.96%	7.08%	6.20%
Portfolio turnover rate#	49.68%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.64% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.09% for the period August 1, 2024 through July 31, 2025.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Growth & Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$108.69	$97.71	$82.11	$73.72	$80.95

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.04	$0.36	$0.64	$0.44	$0.16
Net realized and unrealized gain (loss) on investments(2)	32.81	12.92	16.84	8.92	(6.83)
Total from investment operations	$32.85	$13.28	$17.48	$9.36	$(6.67)

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.48)	$(0.57)	$(0.38)	$(0.08)
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)
Total distributions	$(4.09)	$(2.30)	$(1.88)	$(0.97)	$(0.56)

NET ASSET VALUE, END OF PERIOD	$137.45	$108.69	$97.71	$82.11	$73.72

Total Return (excludes any applicable sales charge)	30.98%	13.80%	21.66%	12.98%	(8.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$79,679	$65,083	$61,511	$52,272	$49,909
Ratio of expenses to average net assets after waivers(3)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waivers	1.73%	1.78%	1.77%	1.83%	1.80%
Ratio of net investment income to average net assets(3)	0.03%	0.36%	0.74%	0.60%	0.20%
Portfolio turnover rate	9.47%	8.86%	6.22%	4.29%	3.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Growth & Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$104.52	$94.29	$79.36	$71.41	$78.94

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.83)	$(0.38)	$(0.01)	$(0.11)	$(0.42)
Net realized and unrealized gain (loss) on investments(2)	31.43	12.43	16.26	8.65	(6.63)
Total from investment operations	$30.60	$12.05	$16.25	$8.54	$(7.05)

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$(0.01)	$0.00	$0.00
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)
Total distributions	$(3.93)	$(1.82)	$(1.32)	$(0.59)	$(0.48)

NET ASSET VALUE, END OF PERIOD	$131.19	$104.52	$94.29	$79.36	$71.41

Total Return (excludes any applicable sales charge)	30.02%	12.94%	20.75%	12.14%	(9.05%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,246	$8,910	$7,957	$6,304	$5,655
Ratio of expenses to average net assets after waivers(3)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets before waivers	2.48%	2.53%	2.52%	2.58%	2.55%
Ratio of net investment income to average net assets(3)	(0.72%)	(0.39%)	(0.02%)	(0.15%)	(0.55%)
Portfolio turnover rate	9.47%	8.86%	6.22%	4.29%	3.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Growth & Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$109.04	$98.01	$82.34	$73.85	$81.06

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.35	$0.62	$0.86	$0.62	$0.35
Net realized and unrealized gain (loss) on investments(2)	32.91	12.96	16.88	8.94	(6.81)
Total from investment operations	$33.26	$13.58	$17.74	$9.56	$(6.46)

Less Distributions:
Dividends from net investment income	$(0.44)	$(0.73)	$(0.76)	$(0.48)	$(0.27)
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)
Total distributions	$(4.37)	$(2.55)	$(2.07)	$(1.07)	$(0.75)

NET ASSET VALUE, END OF PERIOD	$137.93	$109.04	$98.01	$82.34	$73.85

Total Return (excludes any applicable sales charge)	31.31%	14.09%	21.95%	13.25%	(8.12%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,721	$40,009	$32,449	$25,634	$22,735
Ratio of expenses to average net assets after waivers(3)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers	1.49%	1.53%	1.52%	1.58%	1.54%
Ratio of net investment income to average net assets(3)	0.28%	0.61%	0.99%	0.85%	0.45%
Portfolio turnover rate	9.47%	8.86%	6.22%	4.29%	3.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity High Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.42	$7.13	$7.33	$8.13

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.40	$0.40	$0.39	$0.36	$0.31
Net realized and unrealized gain (loss) on investments(2)	(0.05)	0.21	0.29	(0.20)	(0.80)
Total from investment operations	$0.35	$0.61	$0.68	$0.16	$(0.49)

Less Distributions:
Dividends from net investment income	$(0.40)	$(0.40)	$(0.39)	$(0.36)	$(0.31)
Total distributions	$(0.40)	$(0.40)	$(0.39)	$(0.36)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$7.58	$7.63	$7.42	$7.13	$7.33

Total Return (excludes any applicable sales charge)	4.68%	8.42%	9.78%	2.41%	(6.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,057	$22,812	$23,964	$22,891	$25,736
Ratio of expenses to average net assets after waivers(3)	1.09%	1.04%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers	1.68%	1.66%	1.65%	1.68%	1.63%
Ratio of net investment income to average net assets(3)	5.24%	5.32%	5.32%	5.14%	3.99%
Portfolio turnover rate	25.53%	27.70%	25.60%	15.41%	21.04%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity High Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.44	$7.15	$7.35	$8.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.34	$0.34	$0.33	$0.31	$0.25
Net realized and unrealized gain (loss) on investments(2)	(0.05)	0.19	0.29	(0.20)	(0.80)
Total from investment operations	$0.29	$0.53	$0.62	$0.11	$(0.55)

Less Distributions:
Dividends from net investment income	$(0.34)	$(0.34)	$(0.33)	$(0.31)	$(0.25)
Total distributions	$(0.34)	$(0.34)	$(0.33)	$(0.31)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$7.58	$7.63	$7.44	$7.15	$7.35

Total Return (excludes any applicable sales charge)	3.90%	7.32%	8.95%	1.65%	(6.82%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,017	$2,269	$3,438	$3,364	$3,364
Ratio of expenses to average net assets after waivers(3)	1.84%	1.80%	1.74%	1.74%	1.74%
Ratio of expenses to average net assets before waivers	2.43%	2.42%	2.40%	2.43%	2.38%
Ratio of net investment income to average net assets(3)	4.49%	4.56%	4.57%	4.39%	3.24%
Portfolio turnover rate	25.53%	27.70%	25.60%	15.41%	21.04%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity High Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.41	$7.12	$7.32	$8.13

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.42	$0.42	$0.40	$0.38	$0.33
Net realized and unrealized gain (loss) on investments(2)	(0.06)	0.22	0.29	(0.20)	(0.81)
Total from investment operations	$0.36	$0.64	$0.69	$0.18	$(0.48)

Less Distributions:
Dividends from net investment income	$(0.42)	$(0.42)	$(0.40)	$(0.38)	$(0.33)
Total distributions	$(0.42)	$(0.42)	$(0.40)	$(0.38)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$7.57	$7.63	$7.41	$7.12	$7.32

Total Return (excludes any applicable sales charge)	4.80%	8.84%	10.06%	2.66%	(6.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,836	$21,632	$21,185	$22,577	$24,286
Ratio of expenses to average net assets after waivers(3)	0.84%	0.79%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets before waivers	1.43%	1.41%	1.40%	1.43%	1.38%
Ratio of net investment income to average net assets(3)	5.49%	5.57%	5.57%	5.39%	4.24%
Portfolio turnover rate	25.53%	27.70%	25.60%	15.41%	21.04%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Mid-North American Resources Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$6.51	$5.77	$5.30	$5.07	$3.74

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.02	$0.05	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss) on investments(2)	2.31	0.74	0.47	0.23	1.33
Total from investment operations	$2.33	$0.79	$0.54	$0.31	$1.39

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.04)	$(0.07)	$(0.08)	$(0.06)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00
Total distributions	$(0.02)	$(0.05)	$(0.07)	$(0.08)	$(0.06)

NET ASSET VALUE, END OF PERIOD	$8.82	$6.51	$5.77	$5.30	$5.07

Total Return (excludes any applicable sales charge)	35.85%	13.89%	10.31%	6.23%	37.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$97,188	$81,004	$79,047	$87,706	$95,211
Ratio of expenses to average net assets after waivers and recoupment(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waivers and recoupment	1.48%	1.50%	1.60%	1.56%	1.50%
Ratio of net investment income to average net assets(3)	0.30%	0.81%	1.25%	1.57%	1.36%
Portfolio turnover rate	64.08%	63.34%	50.88%	41.75%	51.12%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Mid-North American Resources Fund, Class C

Selected per share data and ratios for the periods indicated

	Ended		Ended		Ended	Ended	Ended
	7/31/26		7/31/25		7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$6.46		$5.73		$5.26	$5.04	$3.71

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.02)		$0.02		$0.04	$0.05	$0.04
Net realized and unrealized gain (loss) on investments(2)	2.30		0.73		0.47	0.22	1.32
Total from investment operations	$2.28		$0.75		$0.51	$0.27	$1.36

Less Distributions:
Dividends from net investment income	$0.00	**	$(0.02)		$(0.04)	$(0.05)	$(0.03)
Distributions from return of capital	0.00		0.00	**	0.00	0.00	0.00
Total distributions	$0.00		$(0.02)		$(0.04)	$(0.05)	$(0.03)

NET ASSET VALUE, END OF PERIOD	$8.74		$6.46		$5.73	$5.26	$5.04

Total Return (excludes any applicable sales charge)	35.35%		13.20%		9.82%	5.50%	36.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,379		$2,920		$4,426	$6,571	$8,893
Ratio of expenses to average net assets after waivers and recoupment(3)	2.00%		2.00%		2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers and recoupment	1.98%		2.01%		2.10%	2.06%	2.00%
Ratio of net investment income to average net assets(3)	(0.20%)		0.30%		0.75%	1.07%	0.85%
Portfolio turnover rate	64.08%		63.34%		50.88%	41.75%	51.12%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Mid-North American Resources Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$6.45	$5.72	$5.25	$5.03	$3.71

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.06	$0.08	$0.09	$0.10	$0.08
Net realized and unrealized gain (loss) on investments(2)	2.30	0.73	0.48	0.22	1.32
Total from investment operations	$2.36	$0.81	$0.57	$0.32	$1.40

Less Distributions:
Dividends from net investment income	$(0.05)	$(0.07)	$(0.10)	$(0.10)	$(0.08)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00
Total distributions	$(0.05)	$(0.08)	$(0.10)	$(0.10)	$(0.08)

NET ASSET VALUE, END OF PERIOD	$8.76	$6.45	$5.72	$5.25	$5.03

Total Return (excludes any applicable sales charge)	36.69%	14.42%	10.96%	6.65%	38.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$95,294	$51,274	$39,346	$44,404	$42,940
Ratio of expenses to average net assets after waivers and recoupment(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers and recoupment	0.98%	1.00%	1.10%	1.06%	1.00%
Ratio of net investment income to average net assets(3)	0.80%	1.31%	1.75%	2.07%	1.86%
Portfolio turnover rate	64.08%	63.34%	50.88%	41.75%	51.12%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Short Term Government Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	7/31/26	7/31/25	7/31/24	7/31/23		7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.75	$8.52	$8.23	$8.43		$8.98

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.28	$0.31	$0.30	$0.00	**	$0.07
Net realized and unrealized gain (loss) on investments(2)	0.17	0.24	0.30	(0.18)		(0.47)
Total from investment operations	$0.45	$0.55	$0.60	$(0.18)		$(0.40)

Less Distributions:
Dividends from net investment income	$(0.29)	$(0.32)	$(0.31)	$(0.02)		$(0.15)
Total distributions	$(0.29)	$(0.32)	$(0.31)	$(0.02)		$(0.15)

NET ASSET VALUE, END OF PERIOD	$8.91	$8.75	$8.52	$8.23		$8.43

Total Return (excludes any applicable sales charge)	5.23%	6.55%	7.49%	(2.08%)		(4.51%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$561	$462	$275	$308		$703
Ratio of expenses to average net assets after waivers(3)	0.80%	0.80%	0.80%	0.80%		0.80%
Ratio of expenses to average net assets before waivers	1.09%	1.09%	1.19%	1.33%		1.18%
Ratio of net investment income to average net assets(3)	3.12%	3.56%	3.65%	(0.10%)		0.84%
Portfolio turnover rate	84.09%	113.27%	57.27%	60.63%		51.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than ($0.005)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Financial Highlights

Integrity Short Term Government Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.76	$8.53	$8.24	$8.44	$8.98

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.33	$0.32	$0.01	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.18	0.24	0.30	(0.18)	(0.46)
Total from investment operations	$0.48	$0.57	$0.62	$(0.17)	$(0.37)

Less Distributions:
Dividends from net investment income	$(0.32)	$(0.34)	$(0.33)	$(0.03)	$(0.17)
Total distributions	$(0.32)	$(0.34)	$(0.33)	$(0.03)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$8.92	$8.76	$8.53	$8.24	$8.44

Total Return (excludes any applicable sales charge)	5.49%	6.81%	7.75%	(1.97%)	(4.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$34,790	$31,916	$16,575	$14,704	$19,609
Ratio of expenses to average net assets after waivers(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers	0.84%	0.84%	0.94%	1.08%	0.93%
Ratio of net investment income to average net assets(3)	3.37%	3.81%	3.90%	0.15%	1.09%
Portfolio turnover rate	84.09%	113.27%	57.27%	60.63%	51.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of July 31, 2026, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of The Integrity Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and Viking Mutual Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2026, the aggregate remuneration paid by the Trust to the Independent Trustees was $66,720. In addition, for the fiscal year ended July 31, 2026, Brent M. Wheeler was paid by the Trust an aggregate amount of $107,760 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

The Integrity Funds | July 31, 2026

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

The Integrity Funds | July 31, 2026

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 28, 2026

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

September 28, 2026

The Integrity Funds | July 31, 2026